FILE NO.  2-92548
                                                               FILE NO. 811-4079
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                          Pre-Effective Amendment No.                 [ ]

                        Post-Effective Amendment No. 16               [X]

                                     and/or

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                         [X]

                                Amendment No. 16                      [X]
                        (Check appropriate box or boxes)

                       JOHN HANCOCK SPECIAL EQUITIES FUND
               (Exact name of registrant as specified in charter)

            101 Huntington Avenue, Boston, Massachusetts 02199-7603
                    (Address of principal executive office)
        Registrant's Telephone Number, including Area Code (617) 375-1700

                                 Susan S. Newton
                          Vice President and Secretary
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603
                    (Name and Address of Agent for Service)

It is proposed that this filing will become efective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)
[X] on March 1, 1999 pursuant to paragraph (a) of Rule 485

If appropriate, check off the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
                              JOHN HANCOCK

                              Growth
                              Funds

                              [LOGO] Prospectus
                                     March 1, 1999
--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not judged whether these funds are good investments or whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Emerging Growth Fund

Financial Industries Fund

Growth Fund

Regional Bank Fund

Special Equities Fund

Special Opportunities Fund

Special Value Fund

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents
--------------------------------------------------------------------------------

A fund-by-fund summary           Emerging Growth Fund                       4
of goals, strategies,
risks, performance and           Financial Industries Fund                  6
expenses.
                                 Growth Fund                                8

                                 Regional Bank Fund                        10

                                 Special Equities Fund                     12

                                 Special Opportunities Fund                14

                                 Special Value Fund                        16


Policies and instructions        Your account
for opening, maintaining
and closing an account in        Choosing a share class                    18
any growth fund.                 How sales charges are calculated          18
                                 Sales charge reductions and waivers       19
                                 Opening an account                        20
                                 Buying shares                             21
                                 Selling shares                            22
                                 Transaction policies                      24
                                 Dividends and account policies            24
                                 Additional investor services              25


Further information on the       Fund details
growth funds.
                                 Business structure                        26
                                 Financial highlights                      27


                                 For more information              back cover

Overview
--------------------------------------------------------------------------------

JOHN HANCOCK GROWTH FUNDS

These funds seek long-term growth by investing primarily in common stocks. Each fund has its own strategy and its own risk profile.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o     have longer time horizons

o are willing to accept higher short-term risk along with higher potential long-term returns

o     want to diversify their portfolios

o     are seeking funds for the growth portion of an asset allocation portfolio

o are investing for retirement or other goals that are many years in the future

Growth funds may NOT be appropriate if you:

o     are investing with a shorter time horizon in mind

o     are uncomfortable with an investment that may go up and down in value

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM

All John Hancock growth funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $30 billion in assets.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Emerging Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of assets in stocks of U.S. and foreign emerging growth companies with market capitalizations of no more than $1 billion. The fund managers look for companies that show rapid growth but are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings.

In managing the portfolio, the managers emphasize diversification by sector and company. The fund's investments by sector, or sector weightings, generally reflect those of the Russell 2000 Growth Index. The fund normally invests in 150 to 220 companies.

In choosing individual securities, the managers use fundamental financial analysis to identify companies that have demonstrated 20% annual growth over three years and are projected to continue growing at a similar pace. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest up to 20% of assets in other types of companies and certain other types of equity and debt securities. The fund may make limited use of certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

[The following table was represented as a bar graph in the printed materials.]

--------------------------------------------------------------------------------
Class B year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
 1989    1990    1991    1992    1993    1994    1995     1996     1997    1998

28.85%  -1.15%  58.82%  12.13%  11.82%  -1.49%   42.13%   12.95%  14.45%

Best quarter:  up X.XX%, -- quarter 19XX
Worst quarter: down X.XX%, -- quarter 19XX

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
             Class A     Class B    Class C(1)    Index 1        Index 2
1 year       X.XX%       X.XX%      --            X.XX%          X.XX%
5 years      X.XX%       --         --            X.XX%          X.XX%
10 years     X.XX%       --         --            X.XX%          X.XX%

Index 1: Russell 2000 Index, an unmanaged, small-cap index composed of 2,000 stocks of U.S.- domiciled companies whose common stocks trade on the NYSE, American Stock Exchange and NASDAQ.

Index 2: Russell 2000 Growth Index, an unmanaged index of those securities from the Russell 2000 Index with a greater-than-average growth orientation.

(1) Began operations on June 1, 1998.

PORTFOLIO MANAGERS

Bernice S. Behar, CFA
--------------------------------
Senior vice president of adviser
Joined team in 1996
Joined adviser in 1991
Began career in 1986

Laura Allen, CFA
--------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1998
Began career in 1981

Anurag Pandit, CFA
--------------------------------
Vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1984

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Because the fund concentrates on emerging growth companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of smaller emerging growth companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Because their businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

The fund's management strategy will influence performance significantly. Emerging growth stocks as a group could fall out of favor with the market, causing the fund to underperform in comparison with funds that focus on other types of stocks. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, small- capitalization stocks and other higher-risk securities could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate gains or losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses             Class A        Class B     Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases     5.00%          none        none
Maximum deferreds ales charge (load)
as a % of purchase or sale price,
whichever is less                            none(1)        5.00%       1.00%

--------------------------------------------------------------------------------
Annual operating expenses                    Class A        Class B     Class C
--------------------------------------------------------------------------------
Management fee                               0.75%          0.75%       0.75%
Distribution and service (12b-1) fees        0.25%          1.00%       1.00%
Other expenses                               X.XX%          X.XX%       X.XX%
Total fund operating expenses                X.XX%          X.XX%       X.XX%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                           Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
Class A                            $        $        $        $
Class B - with redemption          $        $        $        $
        - without redemption       $        $        $        $
Class C - with redemption          $        $        $        $
        - without redemption       $        $        $        $

FUND CODES

Class A
------------------------
Ticker         TAEMX
CUSIP          478032105
Newspaper      EmgGroA
SEC number     811-3392

Class B
------------------------
Ticker         TSEGX
CUSIP          478032204
Newspaper      EmgGroB
SEC number     811-3392

Class C
------------------------
Ticker         --
CUSIP          478032501
Newspaper      --
SEC number     811-3392

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

Financial Industries Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in U.S. and foreign financial services companies, including banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms and insurance companies.

In managing the portfolio, the managers concentrate primarily on stock selection rather than industry allocation. The portfolio normally includes financial services companies of all sizes and types.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. Given the industrywide trend toward consolidation, the managers also seek out companies that appear to be positioned for a merger. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may invest in U.S. and foreign bonds, including up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents). It may also invest up to 15% of assets in investment-grade short-term securities.

The fund may make limited use of certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the fund may temporarily invest up to 80% of assets in investment-grade short-term securities. In these cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

[The following table was represented as a bar graph in the printed materials.]

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                             1997        1998
                                            37.74%

Best quarter:  up x.xx%, -- quarter 19XX
Worst quarter: down x.xx%, -- quarter 19XX

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                         Class A        Class B        Class C(1)     Index
1 year                   X.XX%          X.XX%          --%            X.XX%
Life of fund             X.XX%          X.XX%          --%            X.XX%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 widely traded common stocks.

(1) Began operations March 1, 1999.

PORTFOLIO MANAGERS

James K. Schmidt, CFA
-----------------------------------
Executive vice president of adviser
Joined team in 1996
Joined adviser in 1985
Began career in 1979

Thomas Finucane
-----------------------------------
Vice president of adviser
Joined team in 1996
Joined adviser in 1990
Began career in 1990

Thomas Goggins
-----------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1995
Began career in 1981

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Another major factor in this fund's performance is the economic condition of the financial services sector. The value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

When interest rates fall or economic conditions deteriorate, the stocks of financial services companies often suffer greater losses than those of other types of companies. On the other hand, rising interest rates can cut into profits by reducing the difference between these companies' borrowing and lending rates.

The fund's management strategy will influence performance significantly. Stocks of financial services companies as a group could fall out of favor with the market. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. Junk bond prices can fall on bad news about an industry or company.

o     Certain derivatives could produce disproportionate gains or losses.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses             Class A        Class B     Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases     5.00%          none
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                            none(1)        5.00%

--------------------------------------------------------------------------------
Annual operating expenses                    Class A        Class B     Class C
--------------------------------------------------------------------------------
Management fee                               x.xx%          x.xx%
Distribution and service (12b-1) fees        0.30%          1.00%
Other expenses                               x.xx%          x.xx%
Total fund operating expenses                x.xx%          x.xx%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                          Year 1     Year 3         Year 5       Year 10
--------------------------------------------------------------------------------
Class A                           $          $              $            $
Class B - with redemption         $          $              $            $
        - without redemption      $          $              $            $
Class C - with redemption         $          $              $            $
        - without redemption      $          $              $            $

FUND CODES

Class A
-----------------------
Ticker        FIDAX
CUSIP         409905502
Newspaper     FinIndA
SEC number    811-3999

Class B
-----------------------
Ticker        FIDBX
CUSIP         409905601
Newspaper     FinIndB
SEC number    811-3999

Class C
-----------------------
Ticker        --
CUSIP         --
Newspaper     --
SEC number    811-3999

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests in stocks of U.S. companies.

The fund generally invests in 30 to 60 companies -- most of which have large market capitalizations -- that are diversified across sectors. The fund has tended to emphasize, or overweight, certain sectors, such as health care, technology or consumer goods. These weightings may change in the future.

In choosing individual stocks, the manager engages in fundamental financial analysis on individual companies, looking for those with:

o     strong cash flows

o     secure market franchises

o     sales growth that outpaces their industries

The fund management team uses various means to assess the depth and stability of companies' senior management, including interviews and company visits. The fund favors companies for which the manager projects at least 15% annual growth for the next two years.

The fund may invest in certain other types of equity and debt securities. It may also invest up to 15% of assets in foreign securities. In addition, it may make limited use of certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

[The following table was represented as a bar graph in the printed materials.]

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
 1989    1990    1991    1992     1993    1994    1995     1996     1997    1998

30.77%  -8.62%  41.76%   6.06%   13.16%  -7.61%  27.17%   20.40%   16.70%

Best quarter:  up X.XX%, -- quarter 19XX
Worst quarter: down X.XX%, -- quarter 19XX

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                         Class A   Class B        Class C(1)     Index
1 year                   %         %                 --          %
5 years                  %         --                --          %
10 years                 %         --                --          %

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 widely traded common stocks.

(1) Began operations on June 1, 1998.

PORTFOLIO MANAGER

Benjamin A. Hock, Jr., CFA
--------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1994
Began career in 1973

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. If the fund concentrates its investments in certain sectors or companies, its performance could be tied more closely to those sectors or companies than to the market as a whole.

The fund's management strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if the manager's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate gains or losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses                      Class A   Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases              5.00%     none     none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less   none(1)   5.00%    1.00%

--------------------------------------------------------------------------------
Annual operating expenses                             Class A   Class B  Class C
--------------------------------------------------------------------------------
Management fee
Distribution and service (12b-1) fees                 0.30%     1.00%    1.00%
Other expenses
Total fund operating expenses

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                           Year 1    Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                            $         $            $            $
Class B - with redemption          $         $            $            $
        - without redemption       $         $            $            $
Class C - with redemption          $         $            $            $
        - without redemption       $         $            $            $

FUND CODES

Class A
---------------------------
Ticker            JHNGX
CUSIP             409906302
Newspaper         Grwth
SEC number        811-4630

Class B
---------------------------
Ticker            JHGBX
CUSIP             409906401
Newspaper         GrwthB
SEC number        811-4630

Class C
---------------------------
Ticker            --
CUSIP             409906849
Newspaper         --
SEC number        811-4630

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

Regional Bank Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation with moderate income as a secondary objective. To pursue this goal, the fund normally invests at least 65% of assets in a portfolio of stocks of regional banks and lending institutions, including commercial and industrial banks, savings and loan associations and bank holding companies. These financial institutions provide full-service banking, have primarily domestic assets and are typically based outside of money centers, such as New York City and Chicago.

In managing the portfolio, the managers concentrate primarily on stock selection rather than industry allocation.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. The managers look for low price-earnings (P/E) ratios, high-quality assets and sound loan review processes. Given the industrywide trend toward consolidation, the managers also seek out companies that appear to be positioned for a merger. The fund's portfolio may be concentrated in geographic regions where consolidation activity is high. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may also invest in other U.S. and foreign financial services companies, such as lending companies and money center banks. The fund may invest up to 5% of net assets in stocks of companies outside the financial services sector and up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents).

The fund may make limited use of certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the fund may temporarily invest up to 80% of assets in investment-grade short-term securities. In these cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indices for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

[The following table was represented as a bar graph in the printed materials.]

--------------------------------------------------------------------------------
Class B year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
1989     1990    1991    1992    1993     1994   1995    1996    1997    1998

17.34%  -20.57%  63.78%  47.37%  20.51%  -0.20%  47.56%  28.43%  52.84%

Best quarter:  up x.xx%, -- quarter 19XX
Worst quarter:  down x.xx%, -- quarter 19XX

--------------------------------------------------------------------------------
 Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                Class A       Class B     Class C(1)    Index
1 year                          x.xx%         x.xx%       --            x.xx%
5 years                         x.xx%         x.xx%       --            x.xx%
10 years                        --            --          --            x.xx%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 widely traded common stocks.

(1) Began operations on March 1,1999.

PORTFOLIO MANAGERS

James K. Schmidt, CFA
-----------------------------------
Executive vice president of adviser
Joined team in 1985
Joined adviser in 1985
Began career in 1979

Thomas Finucane
-----------------------------------
Vice president of adviser
Joined team in 1990
Joined adviser in 1990
Began career in 1990

Thomas Goggins
-----------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1995
Began career in 1981

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Another major factor in this fund's performance is the economic condition of the regional banking industry.

When interest rates fall or economic conditions deteriorate, regional bank stocks often suffer greater losses than those of other types of companies. On the other hand, rising interest rates can cut into profits by reducing the difference between these companies' borrowing and lending rates.

The fund's management strategy will influence performance significantly. If the fund concentrates its investments in regions that experience economic downturns, performance could suffer. Regional bank stocks as a group could fall out of favor with the market. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. Junk bond prices can fall on bad news about an industry or company.

o     Certain derivatives could produce disproportionate gains or losses.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses                    Class A   Class B  Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases            5.00%     none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever
is less                                             none(1)   5.00%

--------------------------------------------------------------------------------
Annual operating expenses                           Class A   Class B    Class C
--------------------------------------------------------------------------------
Management fee                                      x.xx%     x.xx%
Distribution and service (12b-1) fees               0.30%     1.00%
Other expenses                                      x.xx%     x.xx%
Total fund operating expenses                       x.xx%     x.xx%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

-------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $            $            $            $
Class B - with redemption       $            $            $            $
        - without redemption    $            $            $            $
Class C - with redemption       $            $            $            $
        - without redemption    $            $            $            $

FUND CODES

Class A
---------------------------
Ticker            FRBAX
CUSIP             409905106
Newspaper         RgBkA
SEC number        811-3999

Class B
---------------------------
Ticker            FRBFX
CUSIP             409905205
Newspaper         RgBkB
SEC number        811-3999

Class C
---------------------------
Ticker            --
CUSIP             --
Newspaper         --
SEC number        811-3999

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

Special Equities Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in stocks of emerging growth companies and companies in situations offering unusual or one-time opportunities. Emerging growth companies tend to have small market capitalizations.

In managing the portfolio, the managers focus on stock selection and then consider sector and geographic diversification. The portfolio typically includes more than 90 companies. The types of high-growth companies targeted by the fund tend to cluster in certain sectors, such as technology.

In choosing individual securities, the management team uses fundamental financial analysis to identify companies with strong and accelerating earnings growth. The managers favor companies that dominate their market niches or are poised to become market leaders. The managers look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in certain other types of equity and debt securities. It may also invest in foreign securities. In addition, the fund may make limited use of derivatives (investments whose value is based on indices or other securities). In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

[The following table was represented as a bar graph in the printed materials.]

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
1989     1990   1991    1992    1993    1994   1995    1996   1997    1998

27.87%  -8.70%  84.49%  30.41%  19.74%  2.02%  50.44%  3.74%  4.90%

Best quarter: up x.xx%, -- quarter 19XX
Worst quarter: down x.xx%, -- quarter 19XX

--------------------------------------------------------------------------------
 Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                    Class A      Class B      Class C(1)    Index 1      Index 2
 1 year             x.xx%        x.xx%        --            x.xx%        x.xx%
 5 years            x.xx%        x.xx%        --            x.xx%        x.xx%
 10 years           x.xx%        --           --            x.xx%        x.xx%

Index 1: Russell 2000 Index, an unmanaged, small-cap index composed of 2,000 stocks of U.S.-domiciled companies whose common stocks trade on the NYSE, American Stock Exchange and NASDAQ.

Index 2: Russell 2000 Growth Index, an unmanaged index of those securities from the Russell 2000 Index with a greater-than-average growth orientation.

(1) Began operations on March 1, 1999.

PORTFOLIO MANAGERS

Laura Allen, CFA
--------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1998
Began career in 1981

Bernice S. Behar, CFA
--------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1991
Began career in 1991

Anurag Pandit, CFA
--------------------------------
Vice president of adviser
Joined team in 1998
Joined adviser in 1996
Began career in 1984

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Because the fund concentrates on small-capitalization and special-situation companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of small-capitalization companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Because their businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Special-situation companies often have histories of uneven performance, and circumstances that appear to offer opportunities for growth don't necessarily lead to growth.

The fund's management strategy will influence performance significantly. Small-capitalization stocks as a group could fall out of favor with the market. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, small-capitalization stocks and other higher-risk securities could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate gains or losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses                   Class A    Class B    Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases           5.00%      none
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                                  none(1)    5.00%

--------------------------------------------------------------------------------
Annual operating expenses                          Class A    Class B    Class C
--------------------------------------------------------------------------------
Management fee                                     x.xx%      x.xx%
Distribution and service (12b-1) fees              0.30%      1.00%
Other expenses                                     x.xx%      x.xx%
Total fund operating expenses                      x.xx%      x.xx%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $            $            $            $
Class B - with redemption       $            $            $            $
        - without redemption    $            $            $            $
Class C - with redemption       $            $            $            $
        - without redemption    $            $            $            $

FUND CODES

Class A
---------------------------
Ticker            JHNSX
CUSIP             410225106
Newspaper         SpclEA
SEC number        811-4079

Class B
---------------------------
Ticker            SPQBX
CUSIP             410225205
Newspaper         SpclEB
SEC number        811-4079

Class C
---------------------------
Ticker            --
CUSIP             --
Newspaper         --
SEC number        811-4079

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

Special Opportunities Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 75% of assets in stocks of companies in up to five economic sectors that appear to offer the highest earnings growth potential.

In managing the portfolio, the manager seeks to identify promising sectors for investment. The manager considers broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives. Although the fund concentrates on a few sectors, it diversifies broadly within those sectors. At times, the fund may focus on a single sector.

The fund normally invests in more than 100 medium-capitalization companies.

In choosing individual securities, the manager conducts fundamental financial analysis to identify companies that appear able to sustain 15% annual earnings growth for the next three to five years. The manager looks for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager identifies a specific catalyst for growth, such as a new product, business reorganization, or merger. The management team generally maintains personal contact with the senior management of the companies the fund invests in.

The fund may invest up to 25% of assets in stocks and investment-grade bonds in additional sectors. The fund may invest in foreign stocks. It may also make limited use of certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the fund may temporarily invest more than 25% of assets in investment-grade short-term securities. In these cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

[The following table was represented as a bar graph in the printed materials.]

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                          1994    1995    1996    1997    1998

                                         -8.76%   34.24%  29.05%  2.37%

Best quarter:  up x.xx%, -- quarter 19XX
Worst quarter:  down x.xx%, -- quarter 19XX

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                   Class A      Class B       Class C(1)   Index 1      Index 2
1 year             x.xx%        x.xx%         x.xx%        x.xx%        x.xx%
5 years            x.xx%        x.xx%         x.xx%        x.xx%        x.xx%
Life of fund       x.xx%        x.xx%         x.xx%        x.xx%        x.xx%

Index 1: Standard & Poor's 500 Stock Index, an unmanaged index of 500 widely traded common stocks. Index 2: Russell Midcap Growth Index, an unmanaged index of those securities from the Russell Midcap Index with a greater-than-average growth orientation.

(1)  Began operations on June 1,1998.

PORTFOLIO MANAGER

Barbara C. Friedman, CFA
--------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1998
Began career in 1973

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Stocks of medium-capitalization companies tend to be more volatile than those of larger companies. Similarly, medium-capitalization stocks are generally traded in lower volumes than large-capitalization stocks.

Because the fund concentrates on a few sectors of the market, its performance may be more volatile than that of a fund that invests across many sectors.

The fund's management strategy will influence performance significantly. Medium-capitalization stocks as a group could fall out of favor with the market. Similarly, if the industries or companies the fund invests in don't perform as expected, or if the manager's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, higher-risk securities could become harder to value or to sell at a fair price.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise.

o     Certain derivatives could produce disproportionate gains or losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses                   Class A    Class B    Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases           5.00%      none       none
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                                  none(1)    5.00%      1.00%

--------------------------------------------------------------------------------
Annual operating expenses                          Class A    Class B    Class C
--------------------------------------------------------------------------------
Management fee                                     x.xx%      x.xx%      x.xx%
Distribution and service (12b-1) fees              0.30%      1.00%      1.00%
Other expenses                                     x.xx%      x.xx%      x.xx%
Total fund operating expenses                      x.xx%      x.xx%      x.xx%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $            $            $            $
Class B - with redemption       $            $            $            $
        - without redemption    $            $            $            $
Class C - with redemption       $            $            $            $
        - without redemption    $            $            $            $

FUND CODES

Class A
---------------------------
Ticker            SPOAX
CUSIP             409906807
Newspaper         SpcOpsA
SEC number        811-4630

Class B
---------------------------
Ticker            SPOBX
CUSIP             409906880
Newspaper         SpcOpsB
SEC number        811-4630

Class C
---------------------------
Ticker            --
CUSIP             409906823
Newspaper         --
SEC number        811-4630

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

Special Value Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund invests primarily in companies with market capitalizations under $1 billion.

In managing the portfolio, the managers emphasize a value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that are selling at what appear to be substantial discounts to their long-term value. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The managers use fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. The strength of companies' management teams is also a key selection factor. The fund diversifies across industry sectors.

The fund invests primarily in stocks of U.S. companies, but may invest up to 50% of assets in foreign securities and up to 15% of net assets in bonds that may be rated as low as CC/Ca and their unrated equivalents. (Bonds rated below BBB/Baa are considered junk bonds.) The fund may also invest in certain other types of equity and debt securities, and may make limited use of certain derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

[The following table was represented as a bar graph in the printed materials.]

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                          1994    1995    1996    1997    1998

                                          7.81%   20.26%  12.91%  25.25%

Best quarter:  up x.xx%, -- quarter 19XX
Worst quarter:  down x.xx%, -- quarter 19XX

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                 Class A       Class B      Class C(1)   Index
 1 year                          x.xx%         x.xx%        x.xx%        x.xx%
 5 years                         x.xx%         x.xx%        x.xx%        x.xx%
 Life of fund                    x.xx%         x.xx%        x.xx%        x.xx%

Index 1: Russell 2000 Index, an unmanaged, small-cap index composed of 2,000 stocks of U.S.-domiciled companies whose common stocks trade on the NYSE, American Stock Exchange and NASDAQ.

(1) Began operations of May 1, 1998.

PORTFOLIO MANAGERS

Timothy E. Keefe, CFA
--------------------------------
Senior vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1987

Timothy E. Quinlisk, CFA
--------------------------------
Second vice president of adviser
Joined team in 1998
Joined adviser in 1998
Began career in 1985

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Because the fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of smaller companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Because their businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

The fund's management strategy will influence performance significantly. Small-capitalization stocks as a group could fall out of favor with the market. Similarly, if the industries or companies the fund invests in don't perform as expected, or if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, small-capitalization stocks and other higher-risk securities could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate gains or losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. Junk bond prices can fall on bad news about an industry or company.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses                   Class A    Class B    Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases           5.00%      none       none
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                                  none(1)    5.00%      1.00%

--------------------------------------------------------------------------------
Annual operating expenses                          Class A    Class B    Class C
--------------------------------------------------------------------------------
Management fee                                     x.xx%      x.xx%      x.xx%
Distribution and service (12b-1) fees              0.30%      1.00%      1.00%
Other expenses                                     x.xx%      x.xx%      x.xx%
Total fund operating expenses                      x.xx%      x.xx%      x.xx%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $            $            $            $
Class B - with redemption       $            $            $            $
        - without redemption    $            $            $            $
Class C - with redemption       $            $            $            $
        - without redemption    $            $            $            $

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------
Ticker            SPVAX
CUSIP             409905700
Newspaper         SpValA
SEC number        811-3999

Class B
---------------------------
Ticker            SPVBX
CUSIP             409905809
Newspaper         SpValB
SEC number        811-3999

Class C
---------------------------
Ticker            --
CUSIP             409905882
Newspaper         --
SEC number        811-3999

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure. Each fund has adopted a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

o     Front-end sales charges, as described at right.

o     Distribution and service (12b-1) fees of 0.30%. (0.25% for Emerging
      Growth).

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1.00%.

o     A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

Special Equities Fund offers Class Y shares, which have their own expense structure and are available to financial institutions only. Call Signature Services for more information (see back cover of this prospectus).

Investors purchasing $1 million or more of Class B or C shares may want to consider the lower operating expenses of Class A shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A  Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                                   As a % of                 As a % of your
Your investment                    offering price            investment
Up to $49,999                      5.00%                     5.26%
$50,000 - $99,999                  4.50%                     4.71%
$100,000 - $249,999                3.50%                     3.63%
$250,000 - $499,999                2.50%                     2.56%
$500,000 - $999,999                2.00%                     2.04%
$1,000,000 and over                See below

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge
(CDSC) on any shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------
                                           CDSC on shares
Your investment                            being sold
First $1M - $4,999,999                     1.00%
Next $1 - $5M above that                   0.50%
Next $1 or more above that                 0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the last day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


18 YOUR ACCOUNT

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                    CDSC on shares
Years after purchase                  being sold
1st year                                5.00%
2nd year                                4.00%
3rd or 4th year                         3.00%
5th year                                2.00%
6th year                                1.00%
After 6 years                           none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                    CDSC
1st year                                1.00%
After 1 year                            none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o     to make payments through certain systematic withdrawal plans

o     to make certain distributions from a retirement plan

o     because of shareholder death or disability

o     to purchase a John Hancock Declaration annuity

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).


                                                                 YOUR ACCOUNT 19

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o     selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan into a John Hancock fund

o     certain insurance company contract holders (one-year CDSC usually applies)

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

      o     non-retirement account: $1,000

      o     retirement account: $250

      o     group investments: $250

      o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

      o fee-based clients of selling brokers who placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


20 YOUR ACCOUNT

--------------------------------------------------------------------------------
 Buying shares
--------------------------------------------------------------------------------
               Opening an account               Adding to an account

By check
[Clip Art]     o  Make out a check for the      o  Make out a check for the
                  investment amount, payable       investment amount payable
                  to "John Hancock Signature       to "John Hancock Signature
                  Services, Inc."                  Services, Inc."

               o  Deliver the check and your    o  Fill out the detachable
                  completed application to         investment slip from an
                  your financial                   account statement. If no
                  representative, or mail to       slip is available, include
                  Signature Services (address      a note specifying the fund
                  below).                          name, your share class,
                                                   your account number and the
                                                   name(s) in which the
                                                   account is registered.

                                                o  Deliver the check and your
                                                   investment slip or note to
                                                   your financial
                                                   representative, or mail to
                                                   Signature Services (address
                                                   below).

By exchange
[Clip Art]     o  Call your financial           o  Call your financial
                  representative or Signature      representative or Signature
                  Services to request an           Services to request an
                  exchange.                        exchange.

By wire
[Clip Art]     o  Deliver your completed        o  Instruct your bank to wire
                  application to your              the amount of your
                  financial representative,        investment to:
                  or mail it to Signature            First Signature Bank
                  Services.                          & Trust
                                                     Account # 900000260
               o  Obtain your account number         Routing # 211475000
                  by calling your financial
                  representative or Signature   Specify the fund name, your
                  Services.                     share class, your account
                                                number and the name(s) in
               o  Instruct your bank to wire    which the account is
                  the amount of your            registered. Your bank may
                  investment to:                charge a fee to wire funds.
                    First Signature Bank
                    & Trust
                    Account # 900000260
                    Routing # 211475000

               Specify the fund name, your
               choice of share class, the new
               account number and the name(s)
               in which the account is
               registered. Your bank may
               charge a fee to wire funds.

By phone
[Clip Art]     See "By wire" and "By exchange." o  Verify that your bank or credit union is a member of
                                                   the Automated Clearing
                                                   House (ACH) system.

                                                o  Complete the
                                                   "Invest-By-Phone" and "Bank
                                                   Information" sections on
                                                   your account application.

                                                o  Call Signature Services to
                                                   verify that these features
                                                   are in place on your
                                                   account.

                                                o  Tell the Signature Services
                                                   representative the fund
                                                   name, your share class,
                                                   your account number, the
                                                   name(s) in which the
                                                   account is registered and
                                                   the amount of your
                                                   investment.

-------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative
for instructions and assistance.
-------------------------------------

                       To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


                                                                 YOUR ACCOUNT 21

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
               Designed for                   To sell some or all of your shares

By letter
[Clip Art]     o  Accounts of any type.       o  Write a letter of
                                                 instruction or complete a
               o  Sales of any amount.           stock power indicating the
                                                 fund name, your share
                                                 class, your account number,
                                                 the name(s) in which the
                                                 account is registered and
                                                 the dollar value or number
                                                 of shares you wish to sell.

                                              o  Include all signatures and
                                                 any additional documents
                                                 that may be required (see
                                                 next page).

                                              o  Mail the materials to
                                                 Signature Services.

                                              o  A check will be mailed to
                                                 the name(s) and address in
                                                 which the account is
                                                 registered, or otherwise
                                                 according to your letter of
                                                 instruction.

By phone
[Clip Art]     o  Most accounts.              o  For automated service 24
                                                 hours a day using your
               o  Sales of up to $100,000.       touch-tone phone, call the
                                                 EASI-Line at 1-800-338-8080.

                                              o  To place your order, call
                                                 your financial representative
                                                 or Signature Services between
                                                 8 A.M. and 4 P.M. Eastern Time
                                                 on most business days.

By wire or electronic funds transfer (EFT)
[Clip Art]     o  Requests by letter to sell  o  To verify that the
                  any amount (accounts of any    telephone redemption
                  type).                         privilege is in place on an
                                                 account, or to request the
               o  Requests by phone to sell      form to add it to an
                  up to $100,000 (accounts       existing account, call
                  with telephone redemption      Signature Services.
                  privileges).
                                              o  Amounts of $1,000 or more
                                                 will be wired on the next
                                                 business day. A $4 fee will
                                                 be deducted from your
                                                 account.

                                              o  Amounts of less than $1,000
                                                 may be sent by EFT or by
                                                 check. Funds from EFT
                                                 transactions are generally
                                                 available by the second
                                                 business day. Your bank may
                                                 charge a fee for this
                                                 service.

By exchange
[Clip Art]     o  Accounts of any type.       o  Obtain a current prospectus
                                                 for the fund into which you
               o  Sales of any amount.           are exchanging by calling
                                                 your financial
                                                 representative or Signature
                                                 Services.

                                              o  Call your financial
                                                 representative or Signature
                                                 Services to request an
                                                 exchange.


22 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o     you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                  Requirements for written requests
                                                                      [Clip Art]
--------------------------------------------------------------------------------

Owners of individual, joint, sole       o  Letter of instruction.
proprietorship, UGMA/UTMA (custodial
accounts for minors) or general         o  On the letter, the signatures and
partner accounts.                          titles of all persons authorized to
                                           sign for the account, exactly as
                                           the account is registered.

                                        o  Signature guarantee if applicable
                                           (see above).

Owners of corporate or association      o  Letter of instruction.
accounts.
                                        o  Corporate resolution, certified
                                           within the past 12 months.

                                        o  On the letter and the resolution,
                                           the signature of the person(s)
                                           authorized to sign for the account.

                                        o  Signature guarantee if applicable
                                           (see above).

Owners or trustees of trust accounts.   o  Letter of instruction.

                                        o  On the letter, the signature(s) of
                                           the trustee(s).

                                        o  Provide a copy of the trust
                                           document certified within the past
                                           12 months.

                                        o  Signature guarantee if applicable
                                           (see above).

Joint tenancy shareholders with rights  o  Letter of instruction signed by
of survivorship whose co-tenants are       surviving tenant.
deceased.
                                        o  Copy of death certificate.

                                        o  Signature guarantee if applicable
                                           (see above).

Executors of shareholder estates.       o  Letter of instruction signed by
                                           executor.

                                        o  Copy of order appointing executor,
                                           certified within the past 12
                                           months.

                                        o  Signature guarantee if applicable
                                           (see above).

Administrators, conservators,           o  Call 1-800-225-5291 for
guardians and other sellers or account     instructions.
types not listed above.

----------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative
for instructions and assistance.
----------------------------------------

                        To sell shares through a systematic withdrawal plan, see "Additional investor services."


                                                                 YOUR ACCOUNT 23

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements  In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings in the form of dividends. Any capital gains are distributed annually. Regional Bank Fund typically pays income dividends quarterly and Financial Industries Fund typically pays income dividends annually. The other funds do not usually pay income dividends. Most of these dividends are from capital gains.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.


24 YOUR ACCOUNT

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

Year 2000 compliance The adviser and the funds' service providers are taking steps to address any year 2000-related computer problems. However, there is some risk that these problems could disrupt the funds' operations or financial markets generally.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o     Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o     Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans, SEPs, 401(k) plans and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


                                                                 YOUR ACCOUNT 25

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock growth funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Emerging Growth, Financial Industries and Special Opportunities funds have the power to change these funds' respective investment goals without shareholderapproval.

Management fees The management fees paid to the investment adviser by the John Hancock growth funds last year are as follows:

--------------------------------------------------------------------------------
Fund                                      % of net assets
--------------------------------------------------------------------------------
Emerging Growth                           x.xx%
Financial Industries                      x.xx%
Growth                                    x.xx%
Regional Bank                             x.xx%
Special Equities                          x.xx%
Special Opportunities                     x.xx%
Special Value                             x.xx%

[The following information was represented as a flow chart in the printed material.]

                                -----------------
                                  Shareholders
                                -----------------

Distribution and
shareholder services

                -------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------

                -------------------------------------------------
                             Principal distributor

                            John Hancock Funds, Inc.

                    Markets the funds and distributes shares
                  through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------

             ------------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
             ------------------------------------------------------

                                                                Asset management

                      ------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities.
                      ------------------------------------

                      ------------------------------------
                                    Custodian

                           Investors Bank & Trust co.

                      Holds the funds' assets, settles all
                      portfolio trades and collect most of
                         the valuation data required for
                          calculating each fund's NAV.
                      ------------------------------------

                      ------------------------------------
                                    Trustees

                         Oversee the funds' activities.
                      ------------------------------------


26 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Emerging Growth Fund

Figures audited by __________________.

----------------------------------------------------------------------------------------------------------------
Class A - period ended:                                            10/94   10/95(1)    10/96     10/97     10/98
----------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $6.47     $6.71     $9.02     10.22
Net investment income (loss)(2)                                    (0.04)    (0.07)    (0.09)    (0.07)
Net realized and unrealized gain (loss) on investments              0.28      2.38      1.29      2.41
Total from investment operations                                    0.24      2.31      1.20      2.34
Less distributions:
  Distributions from net realized gain on investments sold            --        --        --     (0.21)
  Total distributions                                                 --        --        --     (0.21)
Net asset value, end of period                                     $6.71     $9.02    $10.22    $12.35
Total investment return at net asset value(3) (%)                   3.59     34.56     13.27     23.35
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                     131,053   179,481   218,497   209,384
Ratio of expenses to average net assets (%)                         1.44      1.38      1.32      1.29(4)
Ratio of net investment income (loss) to average net assets (%)    (0.71)    (0.83)    (0.86)    (0.57)
Portfolio turnover rate (%)                                           25        23        44        96

----------------------------------------------------------------------------------------------------------------
Class B - period ended:                                            10/94   10/95(1)    10/96     10/97     10/98
----------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $6.33     $6.51     $8.70     $9.78
Net investment income (loss)(2)                                    (0.09)    (0.11)    (0.15)    (0.14)
Net realized and unrealized gain (loss) on investments              0.27      2.30      1.23      2.29
Total from investment operations                                    0.18      2.19      1.08      2.15
Less distributions:
  Distributions from net realized gain on investments sold            --        --        --     (0.21)
  Total distributions                                                 --        --        --     (0.21)
Net asset value, end of period                                     $6.51     $8.70     $9.78    $11.72
Total investment return at net asset value(3) (%)                   2.80     33.60     12.48     22.44
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                     283,435   393,478   451,268   472,594
Ratio of expenses to average net assets (%)                         2.19      2.11      2.05      2.02(4)
Ratio of net investment income (loss) to average net assets (%)    (1.46)    (1.55)    (1.59)    (1.30)
Portfolio turnover rate (%)                                           25        23        44        96


                                                                 FUND DETAILS 27

Emerging Growth Fund continued

--------------------------------------------------------------------------------
Class C - period ended:                                                    10/98
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period
Net investment income (loss)(2)
Net realized and unrealized gain (loss) on investments
Total from investment operations
Less distributions:
  Distributions from net realized gain on investments sold
  Total distributions
Net asset value, end of period
Total investment return at net asset value(3) (%)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)
Ratio of expenses to average net assets (%)
Ratio of net investment income (loss) to average net assets (%)
Portfolio turnover rate (%)

(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.

(2)   Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Expense ratios do not include interest expense due to bank loans, which amounted to less than $0.01 per share.


28 FUND DETAILS

Financial Industries Fund

Figures audited by ___________________________.

-----------------------------------------------------------------------------------------------------------
Class A - period ended:                                                       10/96(1)      10/97     10/98
-----------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                           $8.50       $11.03
Net investment income (loss)(2)                                                 0.02         0.14
Net realized and unrealized gain (loss) on investments                          2.51         3.77
Total from investment operations                                                2.53         3.91
Less distributions:
  Dividends from net investment income                                            --        (0.03)
  Distributions from net realized gain on investments sold                        --        (0.65)
  Total distributions                                                             --        (0.68)
Net asset value, end of period                                                $11.03       $14.26
Total investment return at net asset value(3) (%)                              29.76(4)     37.19
Total adjusted investment return at net asset value(3,5) (%)                   26.04(4)     36.92
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                     895      416,698
Ratio of expenses to average net assets (%)                                     1.20(6)      1.20
Ratio of adjusted expenses to average net assets(7) (%)                         7.07(6)      1.47
Ratio of net investment income (loss) to average net assets (%)                 0.37(6)      1.10
Ratio of adjusted net investment income (loss) to average net assets(7) (%)    (5.50)(6)     0.83
Portfolio turnover rate (%)                                                       31            6
Fee reduction per share(2) ($)                                                  0.38         0.03

------------------------------------------------------------------------------------------------
Class B - period ended:                                                          10/97(1)  10/98
------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                            $11.43
Net investment income (loss)(2)                                                   0.04
Net realized and unrealized gain (loss) on investments                            2.71
Total from investment operations                                                  2.75
Less distributions:
  Dividends from net investment income                                              --
  Distributions from net realized gain on investments sold                          --
  Total distributions                                                               --
Net asset value, end of period                                                  $14.18
Total investment return at net asset value(3) (%)                                24.06(4)
Total adjusted investment return at net asset value(3,5) (%)                     23.85(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                 1,308,946
Ratio of expenses to average net assets (%)                                       1.90(6)
Ratio of adjusted expenses to average net assets(7) (%)                           2.17(6)
Ratio of net investment income (loss) to average net assets (%)                   0.40(6)
Ratio of adjusted net investment income (loss) to average net assets(7) (%)       0.13(6)
Portfolio turnover rate (%)                                                          6
Fee reduction per share(2) ($)                                                    0.03

(1) Class A and Class B shares commenced operations on March 14, 1996 and January 14, 1997, respectively.

(2)   Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5) An estimated total return calculation that does no take into consideration fee reductions by the adviser during the periods shown.

(6)   Annualized.

(7)   Unreimbursed, without fee reduction.


                                                                 FUND DETAILS 29

Growth Fund

Figures audited by __________________.

--------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                            12/93     12/94     12/95       10/96(1)      10/97     10/98
--------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                              $17.32    $17.40    $15.89       $19.51       $23.28
Net investment income (loss)                                       (0.11)    (0.10)    (0.09)(2)    (0.13)(2)    (0.12)(2)
Net realized and unrealized gain (loss) on investments              2.33     (1.21)     4.40         3.90         3.49
Total from investment operations                                    2.22     (1.31)     4.31         3.77         3.37
Less distributions:
  Dividends from net investment income                                --        --        --           --        (2.28)
  Distributions from net realized gain on investments sold         (2.14)    (0.20)    (0.69)          --           --
  Total distributions                                              (2.14)    (0.20)    (0.69)          --           --
Net asset value, end of period                                    $17.40    $15.89    $19.51       $23.28       $24.37
Total investment return at net asset value(3) (%)                  13.03     (7.50)    27.17        19.32(4)     16.05
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                     162,937   146,466   241,700      279,425      303,067
Ratio of expenses to average net assets (%)                         1.56      1.65      1.48         1.48(5)      1.44
Ratio of net investment income (loss) to average net assets (%)    (0.67)    (0.64)    (0.46)       (0.73)(5)    (0.51)
Portfolio turnover rate (%)                                           68        52        68(6)        59          133

---------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                          12/94(7)     12/95      10/96(1)     10/97     10/98
---------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                             $17.16      $15.83      $19.25      $22.83
Net investment income (loss) (2)                                  (0.20)      (0.26)      (0.26)      (0.27)
Net realized and unrealized gain (loss) on investments            (0.93)       4.37        3.84        3.42
Total from investment operations                                  (1.13)       4.11        3.58        3.15
Less distributions:
  Distributions from net realized gain on investments sold        (0.20)      (0.69)         --       (2.28)
Net asset value, end of period                                   $15.83      $19.25      $22.83      $23.70
Total investment return at net asset value(3) (%)                 (6.56)(4)   26.01       18.60(4)    15.33
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      3,807      15,913      25,474      36,430
Ratio of expenses to average net assets (%)                        2.38(5)     2.31        2.18(5)     2.13
Ratio of net investment income (loss) to average net assets (%)   (1.25)(5)   (1.39)      (1.42)(5)   (1.20)
Portfolio turnover rate (%)                                          52          68(6)       59         133


30 FUND DETAILS

--------------------------------------------------------------------------------
Class C -  period ended:                                                   10/98
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period
Net investment income (loss)(2)
Net realized and unrealized gain (loss) on investments
Total from investment operations
Less distributions:
  Distributions from net realized gain on investments sold
  Total distributions
Net asset value, end of period
Total investment return at net asset value(3) (%)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)
Ratio of expenses to average net assets (%)
Ratio of net investment income (loss) to average net assets (%)
Portfolio turnover rate (%)

(1) Effective October 31, 1996, the fiscal year end changed from December 31 to October 31.

(2)   Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)   Not annualized.

(5)   Annualized.

(6)   Excludes merger activity.

(7)   Class B shares commenced operations on January 3, 1994.


                                                                 FUND DETAILS 31

Regional Bank Fund

Figures audited by __________________________.

------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                             10/94       10/95       10/96       10/97      10/98
------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $21.62      $21.52      $27.14      $33.99
Net investment income (loss)(1)                                      0.39        0.52        0.63        0.64
Net realized and unrealized gain (loss) on investments               0.91        5.92        7.04       15.02
Total from investment operations                                     1.30        6.44        7.67       15.66
Less distributions:
  Dividends from net investment income                              (0.34)      (0.48)      (0.60)      (0.61)
  Distributions from net realized gain on investments sold          (1.06)      (0.34)      (0.22)      (0.31)
  Total distributions                                               (1.40)      (0.82)      (0.82)      (0.92)
Net asset value, end of period                                     $21.52      $27.14      $33.99      $48.73
Total investment return at net asset value(2) (%)                    6.44       31.00       28.78       46.79
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      216,978     486,631     860,843   1,596,836
Ratio of expenses to average net assets (%)                          1.34        1.39        1.36        1.30
Ratio of net investment income to average net assets (%)             1.78        2.23        2.13        1.55
Portfolio turnover rate (%)                                            13          14           8           5

------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                             10/94       10/95       10/96       10/97      10/98
------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $21.56      $21.43      $27.02      $33.83
Net investment income (loss)(1)                                      0.23        0.36        0.42        0.35
Net realized and unrealized gain (loss) on investments               0.91        5.89        7.01       14.95
Total from investment operations                                     1.14        6.25        7.43       15.30
Less distributions:
  Dividends from net investment income                              (0.21)      (0.32)      (0.40)      (0.34)
  Distributions from net realized gain on investments sold          (1.06)      (0.34)      (0.22)      (0.31)
  Total distributions                                               (1.27)      (0.66)      (0.62)      (0.65)
Net asset value, end of period                                     $21.43      $27.02      $33.83      $48.48
Total investment return at net asset value(2) (%)                    5.69       30.11       27.89       45.78
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      522,207   1,236,447   2,408,514   4,847,755
Ratio of expenses to average net assets (%)                          2.06        2.09        2.07        2.00
Ratio of net investment income (loss) to average net assets (%)      1.07        1.53        1.42        0.84
Portfolio turnover rate (%)                                            13          14           8           5

(1)   Based on the average of the shares outstanding at the end of each month.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.


32 FUND DETAILS

Special Equities Fund

Figures audited by __________________.

----------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                             10/94        10/95        10/96        10/97       10/98
----------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $16.13       $16.11       $22.15       $24.53
Net investment income (loss)(1)                                     (0.21)       (0.18)       (0.22)       (0.29)
Net realized and unrealized gain (loss) on investments               0.19         6.22         3.06         2.08
Total from investment operations                                    (0.02)        6.04         2.84         1.79
Less distributions:
  Distributions from net realized gain on investments sold             --           --        (0.46)          --
  Total distributions                                                  --           --        (0.46)          --
Net asset value, end of period                                     $16.11       $22.15       $24.53       $26.32
Total investment return at net asset value(2) (%)                   (0.12)       37.49        12.96         7.30
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      310,625      555,655      972,312      807,371
Ratio of expenses to average net assets (%)                          1.62         1.48         1.42         1.43
Ratio of net investment income (loss) to average net assets (%)     (1.40)       (0.97)       (0.89)       (1.18)
Portfolio turnover rate (%)                                            66           82           59           41

----------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                             10/94        10/95        10/96        10/97       10/98
----------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $16.08       $15.97       $21.81       $23.96
Net investment income (loss)(1)                                     (0.30)       (0.31)       (0.40)       (0.46)
Net realized and unrealized gain (loss) on investments               0.19         6.15         3.01         2.02
Total from investment operations                                    (0.11)        5.84         2.61         1.56
Less distributions:
  Distributions from net realized gain on investments sold             --           --        (0.46)          --
Net asset value, end of period                                     $15.97       $21.81       $23.96       $25.52
Total investment return at net asset value(2) (%)                   (0.68)       36.57        12.09         6.51
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      191,979      454,934      956,374      951,449
Ratio of expenses to average net assets (%)                          2.25         2.20         2.16         2.19
Ratio of net investment income (loss) to average net assets (%)     (2.02)       (1.69)       (1.65)       (1.95)
Portfolio turnover rate (%)                                            66           82           59           41

(1)   Based on the average of the shares outstanding at the end of each month.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.


                                                                 FUND DETAILS 33

Special Opportunities Fund

Figures audited by ___________________________.

-----------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                  10/94(1)      10/95      10/96      10/97      10/98
-----------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                     $8.50         $7.93      $9.32     $10.92
Net investment income (loss)(2)                                          (0.03)        (0.07)     (0.11)     (0.06)
Net realized and unrealized gain (loss) on investments                   (0.54)         1.46       3.34       1.00
Total from investment operations                                         (0.57)         1.39       3.23       0.94
Less distributions:
  Distributions from net realized gain on investments sold                  --            --      (1.63)     (0.46)
Net asset value, end of period                                           $7.93         $9.32     $10.92     $11.40
Total investment return at net asset value(3) (%)                        (6.71)        17.53      36.15       8.79
Total adjusted investment return at net asset value(3,4) (%)             (6.83)           --         --         --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                            92,325       101,562    156,578    141,997
Ratio of expenses to average net assets (%)                               1.50          1.59       1.59       1.59
Ratio of adjusted expenses to average net assets(5) (%)                   1.62            --         --         --
Ratio of net investment income (loss) to average net assets (%)          (0.41)        (0.87)     (1.00)     (0.57)
Ratio of adjusted net investment (loss) to average net assets(5) (%)     (0.53)           --         --         --
Portfolio turnover rate (%)                                                 57           155        240        317
Fee reduction per share ($)                                               0.01(2)         --         --         --

-----------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                  10/94(1)      10/95      10/96      10/97      10/98
-----------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                     $8.50         $7.87      $9.19     $10.67
Net investment income (loss)(2)                                          (0.09)        (0.13)     (0.18)     (0.13)
Net realized and unrealized gain (loss) on investments                   (0.54)         1.45       3.29       0.95
Total from investment operations                                         (0.63)         1.32       3.11       0.82
Less distributions:
  Distributions from net realized gain on investments sold                  --            --      (1.63)     (0.46)
Net asset value, end of period                                           $7.87         $9.19     $10.67     $11.03
Total investment return at net asset value(3) (%)                        (7.41)        16.77      35.34       7.84
Total adjusted investment return at net asset value(3,4) (%)             (7.53)           --         --         --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                           131,983       137,363    238,901    204,812
Ratio of expenses to average net assets (%)                               2.22          2.30       2.29       2.28
Ratio of adjusted expenses to average net assets(5) (%)                   2.34            --         --         --
Ratio of net investment income (loss) to average net assets (%)          (1.13)        (1.55)     (1.70)     (1.25)
Ratio of adjusted net investment (loss) to average net assets(5) (%)     (1.25)           --         --         --
Portfolio turnover rate (%)                                                 57           155        240        317
Fee reduction per share ($)                                               0.01(2)         --         --         --


34 FUND DETAILS

Special Opportunities Fund continued

--------------------------------------------------------------------------------
Class C - period ended:                                                   10/98
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period
Net investment income (loss)(2)
Net realized and unrealized gain (loss) on investments
Total from investment operations
Less distributions:
  Distributions from net realized gain on investments sold
Net asset value, end of period
Total investment return at net asset value(3) (%)
Total adjusted investment return at net asset value(3,4) (%)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)
Ratio of expenses to average net assets (%)
Ratio of adjusted expenses to average net assets(5) (%)
Ratio of net investment income (loss) to average net assets (%)
Ratio of adjusted net investment (loss) to average net assets(5) (%)
Portfolio turnover rate (%)
Fee reduction per share ($)

(1)   Class A and B shares commenced operations on November 1, 1993.

(2)   Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.

(5)   Unreimbursed, without fee reduction.


                                                                 FUND DETAILS 35

Special Value Fund

Figures audited by __________________.

---------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                        12/94(1)     12/95     12/96      12/97   10/98(2)
---------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                           $8.50        $8.99    $10.39     $10.32
Net investment income (loss)(3)                                                 0.18         0.21      0.14       0.06
Net realized and unrealized gain (loss) on investments                          0.48         1.60      1.17       2.52
Total from investment operations                                                0.66         1.81      1.31       2.58
Less distributions:
  Dividends from net investment income                                         (0.17)       (0.20)    (0.14)     (0.03)
  Distributions from net realized gain on investments sold                        --        (0.21)    (1.24)     (0.60)
  Total distributions                                                          (0.17)       (0.41)    (1.38)     (0.63)
Net asset value, end of period                                                 $8.99       $10.39    $10.32     $12.27
Total investment return at net asset value(4) (%)                               7.81(5)     20.26     12.91      25.25
Total adjusted investment return at net asset value(4,6) (%)                    7.30(5)     19.39     12.20      24.65
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                   4,420       12,845    15,853     20,961
Ratio of expenses to average net assets (%)                                     0.99(7)      0.98      0.99       0.99
Ratio of adjusted expenses to average net assets(8) (%)                         4.98(7)      1.85      1.70       1.59
Ratio of net investment income (loss) to average net assets (%)                 2.10(7)      2.04      1.31       0.47
Ratio of adjusted net investment income (loss) to average net assets(8) (%)    (1.89)(7)     1.17      0.60      (0.13)
Portfolio turnover rate (%)                                                      0.3            9        72        140
Fee reduction per share (3) ($)                                                 0.34         0.09      0.08       0.07

---------------------------------------------------------------------------------------------------------------------------------
Class B -  period ended:                                                       12/94(1)     12/95     12/96      12/97   10/98(2)
---------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                           $8.50        $9.00    $10.38     $10.31
Net investment income (loss)(3)                                                 0.13         0.12      0.07      (0.03)
Net realized and unrealized gain (loss) on investments                          0.48         1.59      1.17       2.53
Total from investment operations                                                0.61         1.71      1.24       2.50
Less distributions:
  Dividends from net investment income                                         (0.11)       (0.12)    (0.07)        --
  Distributions from net realized gain on investments sold                        --        (0.21)    (1.24)     (0.60)
  Total distributions                                                          (0.11)       (0.33)    (1.31)     (0.60)
Net asset value, end of period                                                 $9.00       $10.38    $10.31     $12.21
Total investment return at net asset value(4) (%)                               7.15(5)     19.11     12.14      24.41
Total adjusted investment return at net asset value(4,6) (%)                    6.64(5)     18.24     11.43      23.81
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                   3,296       16,994    22,097     35,033
Ratio of expenses to average net assets (%)                                     1.72(7)      1.73      1.69       1.69
Ratio of adjusted expenses to average net assets(8) (%)                         5.71(7)      2.60      2.40       2.29
Ratio of net investment income (loss) to average net assets (%)                 1.53(7)      1.21      0.62      (0.24)
Ratio of adjusted net investment income (loss) to average net assets(8) (%)    (2.46)(7)     0.34     (0.09)     (0.84)
Portfolio turnover rate (%)                                                      0.3            9        72        140
Fee reduction per share (3)($)                                                  0.34         0.09      0.08       0.07


36 FUND DETAILS

Special Value Fund continued

--------------------------------------------------------------------------------
Class C -  period ended:                                                10/98(1)
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period
Net investment income (loss)(3)
Net realized and unrealized gain (loss) on investments
Total from investment operations
Less distributions:
  Dividends from net investment income
  Distributions from net realized gain on investments sold
  Total distributions
Net asset value, end of period
Total investment return at net asset value(4) (%)
Total adjusted investment return at net asset value(4,6) (%)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)
Ratio of expenses to average net assets (%)
Ratio of adjusted expenses to average net assets(8) (%)
Ratio of net investment income (loss) to average net assets (%)
Ratio of adjusted net investment income (loss) to average net assets(8) (%) Portfolio turnover rate (%)
Fee reduction per share (3)($)

(1) Class A and Class B shares commenced operations on January 3, 1994. Class C shares commenced operations on May 1, 1998.

(2) Effective October 31, 1998, the fiscal year end changed from December 31 to October 31.

(3)   Based on the average of the shares outstanding at the end of each month.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5)   Not annualized.

(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.

(7)   Annualized.

(8)   Unreimbursed, without fee reduction.


                                                                 FUND DETAILS 37

--------------------------------------------------------------------------------
For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock growth funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713

On the Internet:
www.jhancock.com/funds

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public
Reference Room in Washington, DC

By phone: 1-800-SEC-0330

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

On the Internet: www.sec.gov

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue
       Boston, Massachusetts
       02199-7603

       John Hancock(R)

                                               (C) 1999 John Hancock Funds, Inc.
                                                                      GROPN 3/99

--------------------------------------------------------------------------------
                              JOHN HANCOCK

                              Special
                              Equities Fund
                              Class Y

                              [LOGO] Prospectus
                                     March 1, 1999
--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not judged whether these funds are good investments or whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents

--------------------------------------------------------------------------------

A summary of goals,             Special Equities Fund                          4
strategies, risks, performance
and expenses.


Policies and instructions for   Your account
opening, maintaining and
closing an account.             Who can buy shares                             6

                                Opening an account                             6

                                Buying shares                                  7

                                Selling shares                                 8

                                Transaction policies                          10

                                Dividends and account policies                10

                                Special investment privilege                  11



Further information on the      Fund details
fund.
                                Business structure                            12

                                Financial highlights                          13


                                For more information                  back cover

Overview

--------------------------------------------------------------------------------

The Special Equities Fund seeks long-term growth by investing primarily in common stocks. The fund has its own strategy and its own risk profile.

WHO MAY WANT TO INVEST

The fund may be appropriate for investors who:

o     have longer time horizons

o are willing to accept higher short-term risk along with higher potential long-term returns

o     want to diversify their portfolios

o     are seeking a fund for the growth portion of an asset allocation portfolio

o are investing for retirement or other goals that are many years in the future

The fund may NOT be appropriate if you:

o     are investing with a shorter time horizon in mind

o     are uncomfortable with an investment whose value may vary substantially

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or endorsed by any bank, government agency or the FDIC. Because you could lose money by investing in the fund, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM

The fund is managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $30 billion in assets.

FUND INFORMATION KEY

A concise fund description begins on the next page. The description provides the following information:

[Clip art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip art] Main risks The major risk factors associated with the fund.

[Clip art] Past performance The fund's total return, measured year-by-year and over time.

[Clip art] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Special Equities Fund

GOAL AND STRATEGY

[Clip art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in stocks of emerging growth companies and companies in situations offering unusual or one-time opportunities. Emerging growth companies tend to have small market capitalizations.

In managing the portfolio, the managers focus on stock selection and then consider sector and geographic diversification. The portfolio typically includes more than 90 companies. The types of high-growth companies targeted by the fund tend to cluster in certain sectors, such as technology.

In choosing individual securities, the management team uses fundamental financial analysis to identify companies with strong and accelerating earnings growth. The managers favor companies that dominate their market niches or are poised to become market leaders. The managers look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in certain other types of equity and debt securities. It may also invest in foreign securities. In addition, the fund may make limited use of derivatives (investments whose value is based on indices or other securities).

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clip art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results.

[The following table was represented as a bar graph in the printed materials.]

--------------------------------------------------------------------------------
Class Y year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
      1994      1995      1996     1997      1998

      2.59%    51.14%     4.19%    5.38%

Best quarter: up x.xx%, first quarter 19XX

Worst quarter: down x.xx%, third quarter 19XX

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                Class Y  Index 1  Index 2
 1 year                         x.xx%    x.xx%    x.xx%
 5 years                        x.xx%    x.xx%    x.xx%
 Life of fund                   x.xx%    x.xx%    x.xx%

Index 1: Russell 2000 Index, an unmanaged, small-cap index of 2,000 stocks of U.S.-domiciled companies whose common stock trades on the NYSE, American Stock Exchange and NASDAQ.

Index 2: Russell 2000 Growth Index, an unmanaged index of those securities from the Russell 2000 Index with a greater-than-average growth orientation.

PORTFOLIO MANAGERS

Laura Allen, CFA
--------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1998
Began career in 1986

Bernice S. Behar, CFA
--------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1991
Began career in 1991

Anurag Pandit, CFA
--------------------------------
Vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1984

MAIN RISKS

[Clip art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Because the fund concentrates on small-capitalization and special-situation companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of small-capitalization companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Because their businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Special-situation companies often have histories of uneven performance, and circumstances that appear to offer opportunities for growth don't necessarily lead to growth.

The fund's management strategy will influence performance significantly. Small-capitalization stocks as a group could fall out of favor with the market. Similarly, if the managers' stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, small- capitalization stocks and other higher-risk securities could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate gains or losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

YOUR EXPENSES

[Clip art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                               Class Y
--------------------------------------------------------------------------------
 Maximum sales charge (load) on purchases
 as a % of purchase price                                       none
 Maximum deferred sales charge (load)
 as a % of purchase or sale price, whichever is less            none

--------------------------------------------------------------------------------
 Annual operating expenses                                      Class Y
--------------------------------------------------------------------------------
 Management fee                                                 x.xx%
 Distribution and service (12b-1) fees                          none
 Other expenses                                                 x.xx%
 Total fund operating expenses                                  x.xx%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
 Expenses             Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class Y                $        $         $        $

FUND CODES

Class Y
---------------------
Ticker      --
CUSIP       410225304
Newspaper   --
SEC number  811-4079

Your account

--------------------------------------------------------------------------------
WHO CAN BUY CLASS Y SHARES

Class Y shares are offered without any front-end or contingent deferred sales charges. They are available to certain types of institutional investors, as noted below:

o Retirement plans that are not affiliated with the adviser and have at least $25,000,000 in assets. These can either have a separate trustee who has full investment discretion over the plan's assets or be participant-directed plans, such as 401(k) and TSA plans, that allow participants to choose the fund among one or more investment options.

o Banks and insurance companies that are purchasing fund shares for their own account and are not affiliated with the adviser.

o     Investment companies not affiliated with the adviser.

o     Tax-exempt retirement plans of the adviser and its affiliates.

o Unit investment trusts sponsored by John Hancock Funds, Inc. and certain other sponsors.

o Existing full-service clients of John Hancock Mutual Life Insurance Company who were group annuity contract holders as of September 1, 1994.

--------------------------------------------------------------------------------

OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine if you are eligible, referring to "About Class Y Shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $1 million unless you receive a waiver from the fund's officers. You may qualify for the minimum if you invest more than $1 million between Class Y shares of this fund and Class Y shares of Sovereign Investors Fund, the other fund that offers this class of shares.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


6 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
               Opening an account               Adding to an account

By check
[Clip art]     o  Make out a check for the      o  Make out a check for the
                  investment amount, payable       investment amount payable
                  to "John Hancock Signature       to "John Hancock Signature
                  Services, Inc."                  Services, Inc."

               o  Deliver the check and your    o  Fill out the detachable
                  completed application to         investment slip from an
                  your financial                   account statement. If no
                  representative, or mail to       slip is available, include
                  Signature Services (address      a note specifying the fund
                  below).                          name, your share class,
                                                   your account number and the
                                                   name(s) in which the
                                                   account is registered.

                                                o  Deliver the check and your
                                                   investment slip or note to
                                                   your financial
                                                   representative, or mail to
                                                   Signature Services (address
                                                   below).

By exchange
[Clip art]     o  Call your financial           o  Call your financial
                  representative or Signature      representative or Signature
                  Services to request an           Services to request an
                  exchange.                        exchange.

By wire
[Clip art]     o  Deliver your completed        o  Instruct your bank to wire
                  application to your              the amount of your
                  financial representative,        investment to:
                  or mail it to Signature           First Signature Bank & Trust
                  Services.                         Account # 900022260
                                                    Routing # 211475000
               o  Obtain your account number
                  by calling your financial     Specify the fund name, your
                  representative or Signature   share class, your account
                  Services.                     number and the name(s) in
                                                which the account is
               o  Instruct your bank to wire    registered. Your bank may
                  the amount of your            charge a fee to wire funds.
                  investment to:
                   First Signature Bank & Trust
                   Account # 900022260
                   Routing # 211475000

               Specify the fund name, your
               choice of share class, the new
               account number and the name(s)
               in which the account is
               registered. Your bank may
               charge a fee to wire funds.

By phone
[Clip art]     See "By wire" and "By exchange." o  Verify that your bank or credit union is a member of
                                                   the Automated Clearing
                                                   House (ACH) system.

                                                o  Complete the
                                                   "Invest-By-Phone" and "Bank
                                                   Information" sections on
                                                   your account application.

                                                o  Call Signature Services to
                                                   verify that these features
                                                   are in place on your
                                                   account.

                                                o  Tell the Signature Services
                                                   representative the fund
                                                   name, your share class,
                                                   your account number, the
                                                   name(s) in which the
                                                   account is registered and
                                                   the amount of your
                                                   investment.

-------------------------------------
Address:
John Hancock Signature Services, Inc.
P.O. Box 9296
Boston, MA02217-1000

Phone Number: 1-800-755-4371
-------------------------------------


                                                                  YOUR ACCOUNT 7

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
               Designed for                   To sell some or all of your shares

By letter
[Clip art]     o  Required for sales of $5    o  Write a letter of
                  million or more; however,      instruction indicating the
                  sales of any amount can be     fund name, your share
                  requested by letter.           class, your account number,
                                                 the name(s) in which the
                                                 account is registered and
                                                 the dollar value or number
                                                 of shares you wish to sell.

                                              o  Include all signatures and
                                                 any additional documents
                                                 that may be required (see
                                                 next page).

                                              o  Mail the materials to
                                                 Signature Services.

                                              o  A check will be mailed to
                                                 the name(s) and address in
                                                 which the account is
                                                 registered, or otherwise
                                                 according to your letter of
                                                 instruction.

By phone
[Clip art]     o  Sales of up to $5 million.  o  For automated service 24 hours a day using your
                                                 touch-tone phone, call the
                                                 EASI-Line at 1-800-338-8080.

                                              o  To place your order with a
                                                 representative at John
                                                 Hancock Funds, call
                                                 Signature Services between
                                                 8 A.M. and 4 P.M. Eastern
                                                 Time on most business days.

                                              o  Redemption proceeds of up
                                                 to $100,000 may be sent by
                                                 wire or by check. A check
                                                 will be mailed to the exact
                                                 name(s) and address on the
                                                 account. Redemption
                                                 proceeds exceeding $100,000
                                                 must be wired to your
                                                 designated bank account.

By wire or
electronic
funds transfer
(EFT)
[Clip art]     o  Requests by letter to sell  o  To verify that the
                  any amount.                    telephone redemption
                                                 privilege is in place on an
               o  Requests by phone to sell      account, or to request the
                  up to $5 million (accounts     form to add it to an
                  with telephone redemption      existing account, call
                  privileges).                   Signature Services.

                                              o  Amounts of $5 million or
                                                 more will be wired on the
                                                 next business day.

                                              o  Amounts of up to $100,000
                                                 may be sent by EFT or by
                                                 check. Funds from EFT
                                                 transactions are generally
                                                 available by the second
                                                 business day. Your bank may
                                                 charge a fee for this
                                                 service.

By exchange    o  Sales of any amount.        o  Obtain a current prospectus
[Clip art]                                       for the fund into which you
                                                 are exchanging by calling
                                                 your financial
                                                 representative or Signature
                                                 Services.

                                              o  Call your financial
                                                 representative or Signature
                                                 Services to request an
                                                 exchange.



8 YOUR ACCOUNT

Selling shares in writing For sales of $5 million or more and in certain other circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares and are requesting payment by check

o     you are selling more than $5 million worth of shares

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                              Requirements for written requests [Clip art]
--------------------------------------------------------------------------------

Owners of corporate or association   o  Letter of instruction.
accounts.
                                     o  Corporate resolution, certified
                                        within the past 12 months.

                                     o  On the letter and the resolution,
                                        the signature of the person(s)
                                        authorized to sign for the account.

                                     o  Signature guarantee if applicable
                                        (see above).

Retirement Plan or Pension trust     o  Letter of instruction.
accounts.
                                     o  On the letter, the signature(s) of
                                        the trustee(s).

                                     o  Provide a copy of the trust
                                        document certified within the past
                                        12 months.

                                     o  Signature guarantee if applicable
                                        (see above).

Account types not listed above.      o  Call 1-800-755-4371 for
                                        instructions.


-------------------------------------
Address:
John Hancock Signature Services, Inc.
P.O. Box 9296
Boston, MA 02217-1000

Phone Number: 1-800-755-4371
-------------------------------------


                                                                  YOUR ACCOUNT 9

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The fund use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other. The registration for both accounts involved must be identical.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.


10 YOUR ACCOUNT

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund generally declares dividends annually and pays them annually. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year. Most of the fund's dividends are from capital gains. Your dividends begin accruing the day after payment is received by the fund and continue through the day your shares are actually sold.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's income and short-term capital gains are taxable as ordinary income. Dividend from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Year 2000 compliance The adviser and the fund's service providers are taking steps to address any year 2000-related computer problems. However, there is some risk that these problems could disrupt the fund's operations or financial markets generally.

Special reinvestment privilege If you sell your Class Y shares as a result of withdrawing from your retirement plan, you will not be able to withdraw the proceeds and reinvest them in Class Y shares. However, you can reinvest in Class A shares of any John Hancock Fund without paying a front-end sales charge. This privilege is available whether you reinvest into a taxable account or roll the proceeds into an IRA. If you reinvest in a taxable account, you may be subject to 20% tax withholding on the amount of your distribution.


                                                                 YOUR ACCOUNT 11

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the fund. The fund's board of trustees oversees the business activities and retains the services of the various firms that carry out the fund's operations.

Management fees Last year the fund paid management fees of __% to the investment adviser.

                                -----------------
                                  Shareholders
                                -----------------

Distribution and
shareholder services

                -------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------

                -------------------------------------------------
                             Principal distributor

                            John Hancock Funds, Inc.

                    Markets the funds and distributes shares
                  through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------

             ------------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
             ------------------------------------------------------

                                                                Asset management

                      ------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities.
                      ------------------------------------

                      ------------------------------------
                                    Custodian

                           Investors Bank & Trust Co.

                      Holds the funds' assets, settles all
                      portfolio trades and collect most of
                         the valuation data required for
                          calculating each fund's NAV.
                      ------------------------------------

                      ------------------------------------
                                    Trustees

                         Oversee the funds' activities.
                      ------------------------------------


12 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The table details the performance of the fund's Class Y shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Special Equities Fund

Figures audited by _________________.

---------------------------------------------------------------------------------------------------------------------------------
Class Y(1) - period ended:                                            10/94        10/95        10/96         10/97         10/98
---------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $16.14       $16.20       $22.40        $24.91
Net investment income (loss)(2)                                       (0.13)       (0.09)       (0.14)        (0.18)
Net realized and unrealized gain (loss) on investments                 0.19         6.29         3.11          2.13
Total from investment operations                                       0.06         6.20         2.97          1.95
Less distributions:
  Distributions from net realized gain on investments sold               --           --        (0.46)           --
Net asset value, end of period                                       $16.20       $22.40       $24.91        $26.86
Total investment return at net asset value(3) (%)                      0.37        38.27        13.40          7.83
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          7,123       13,701       67,498       104,476
Ratio of expenses to average net assets (%)                            1.11         1.01         1.03          0.97
Ratio of net investment income (loss) to average net assets (%)       (0.89)       (0.50)       (0.54)        (0.73)
Portfolio turnover rate (%)                                              66           82           59            41

(1) Effective June 1, 1998, the former Class C shares were renamed Class Y shares.

(2)   Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.


                                                                 FUND DETAILS 13

For more information

Two documents are available that offer further information on the fund:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713

On the Internet:
www.jhancock.com/funds

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public
Reference Room in Washington, DC

By phone: 1-800-SEC-0330

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

On the Internet: www.sec.gov

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue
       Boston, Massachusetts
       02199-7603

       John Hancock(R)

                                               (C) 1999 John Hancock Funds, Inc.
                                                                      180YP 3/99

                       JOHN HANCOCK SPECIAL EQUITIES FUND


                  Class A, Class B, Class C and Class Y Shares


                       Statement of Additional Information


                                  March 1, 1999



This Statement of Additional Information provides information about John Hancock Special Equities Fund (the "Fund"), a diversified open-end investment company, in addition to the information that is contained in the combined Growth Funds' Prospectus for Class A, Class B and Class C Shares dated March 1, 1999 and the Fund's Class Y Shares Prospectus dated March 1, 1999 (together, the "Prospectuses").


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses, copies of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000
                                 1-800-225-5291


                                Table of Contents
                                                                            Page
Organization of the Fund................................................       2
Investment Objective and Policies.......................................       2
Investment Restrictions.................................................      15
Those Responsible for Management........................................      18
Investment Advisory and Other Services..................................      27
Distribution Contracts..................................................      29
Sales Compensation......................................................      31
Net Asset Value.........................................................      32
Initial Sales Charge on Class A Shares..................................      33
Deferred Sales Charge on Class B and Class C Shares.....................      36
Special Redemptions.....................................................      39
Additional Services and Programs........................................      40
Description of the Fund's Shares........................................      42
Tax Status..............................................................      43
Calculation of Performance..............................................      49
Brokerage Allocation....................................................      50
Transfer Agent Services.................................................      52
Custody of Portfolio....................................................      52
Independent Auditors....................................................      53
Appendix A - Description of Investment Risk ............................     A-1
Appendix B - Description of Bond and Commercial Paper Ratings ..........     B-1
Financial Statements....................................................     F-1

ORGANIZATION OF THE FUND

The Fund is a diversified open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. The Fund was organized in 1984 by John Hancock Advisers, Inc. (the "Adviser"). The Adviser is an indirect wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts.

INVESTMENT OBJECTIVE AND POLICIES


The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. The Fund's investment objective is fundamental and may only be changed with shareholder approval. There is no assurance that the Fund will achieve its investment objective.


The Fund's investment objective is to seek growth of capital by investing in a diversified portfolio of equity securities consisting primarily of emerging growth companies and of companies in "special situations," collectively referred to as "Special Equities." The Fund will invest at least 65% of its total assets in Special Equities. The potential for growth of capital will be the basis for selection of portfolio securities. Current income will not be a factor in this selection.

The Fund may also invest in:

- equity securities of established companies that the Adviser believes offer growth potential.

- cash or investment grade corporate debt securities (debt securities which have, at the time of purchase, a rating within the four highest grades as determined by Moody's Investors Services, Inc. --Aaa, Aa, A or Baa or Standard & Poor's Rating Group-- AAA, AA, A or BBB), money market instruments or securities of the United States Government or its agencies or instrumentalities ("government securities"), for temporary defensive purposes or to provide for anticipated redemptions of the Fund's shares. Debt securities rated Baa or BBB are considered medium grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken capacity to pay interest and repay principal. If the rating of a debt security is reduced below Baa or BBB, the Adviser will consider whatever action is appropriate consistent with the Fund's investment objectives and policies. If in the opinion of the Adviser, prevailing economic or market conditions require a temporary defensive posture, the Fund may invest more than 35% of its total assets in cash and these securities.

Special Equities, particularly equity securities of emerging growth companies, may have limited marketability due to thin markets in which the volume of trading for such securities is low or due to the fact that there are only a few market makers for such securities. Such limited marketability may make it difficult for the Fund to dispose of a large block of such securities. To satisfy redemption requests or other needs for cash, the Fund may have to sell these securities prematurely or at a discount from market prices or to make many small and more costly sales over a lengthy period of time. Investments by the Fund may be in existing as well as new issues of securities and may be subject to wide fluctuations in market value. The Fund will not concentrate its
investments  in  any  particular   industry.

         The Fund anticipates that its investments generally will be in securities of companies which it considers to reflect the following characteristics:

- Share prices which do not appear to take into account adequately the underlying value of the company's assets or which appear to reflect substantial under valuation due to factors such as prospective reversal of an unfavorable industry trend, lack of investor recognition or disappointing earnings believed to be temporary in comparison with previous earnings trends;

- Growth potential due to technological advances or discoveries, new methods in marketing or production, the offering of new or unique products or services, changes in demand for products or services or other significant new developments; or

- Existing, contemplated or possible changes in management or management policies, corporate structure or control, capitalization or the existence or possibility of some other circumstances which could be expected to have a favorable impact on earnings or market price of such company's shares.

The emerging growth companies whose securities are selected for the Fund's portfolio will generally have annual gross sales of greater than $100 million, although companies with smaller sales which, in the opinion of the Adviser, have significant growth potential may also be selected. Thus, there is no requirement that a company have annual sales of a pre-selected minimum amount before the Fund will invest in its securities. In many cases, a company may not yet be profitable when the Fund invests in its securities.

The Fund seeks emerging growth companies that either occupy a dominant position in an emerging industry or have a significant and growing market share in a large, fragmented industry. The Fund seeks to invest in those companies with potential for high growth, stable earnings, ability to self-finance, a position of industry leadership, and strong, visionary management. The Adviser believes that, while these companies present above-average risks, properly selected emerging growth companies have the potential to increase their earnings at rates substantially in excess of the growth of earnings of other companies. This increase in earnings is likely to enhance the value of an emerging growth company's equity securities.

The Fund may invest in equity securities of companies in special situations that the Adviser believes present opportunities for capital growth. A company is in a "special situation" when an unusual and possibly non-repetitive development is anticipated or is taking place. Since every special situation involves, to some extent, a break with past experience, the uncertainties in the appraisal of the future value of the company's equity securities and risk of possible decline in value of the Fund's investment are significant.

The Fund may effect portfolio transactions without regard to holding periods, if the Adviser judges these transactions to be advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. The Fund does not generally consider the length of time it has held a particular security in making its investment decisions.

The Fund is not intended as a complete investment program. The Fund's shares are suitable for investment by persons who can invest without concern for current income, who are in a financial position to assume above-average investment risk, and who are prepared to experience above-average fluctuations in net asset value over the intermediate and long term. Emerging growth companies and companies in special situations will usually not pay dividends.

Generally, emerging growth companies will have high price/earnings ratios in relation to the market. A high price/earnings ratio generally indicates that the market value of a security is especially sensitive to developments that could affect the company's potential for future earnings. These companies may have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Emerging growth companies may have operating histories of fewer than three years.

Full development of the potential of emerging growth companies frequently takes time. For this reason, the Fund should be considered a long-term investment and not a vehicle for seeking short-term profits and income.

The securities in which the Fund invests will often be traded in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. They may be subject to wide fluctuations in market value. The trading market for any given security may be sufficiently thin as to make it difficult for the Fund to dispose of a substantial block of such securities. The disposition by the Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell these securities at a discount from market prices or during periods when, in the Adviser's judgment, such disposition is not desirable or to make many small sales over a lengthy period of time.

There may be additional risks inherent in the Fund's investment objective and policies. For example, if the Fund were to assume substantial positions in particular securities with limited trading markets, such positions could have an adverse effect upon the liquidity and marketability of such securities and the Fund may not be able to dispose of its holdings in these securities at then current market prices. Circumstances could also exist (to satisfy redemption requests, for example) when portfolio securities could have to be sold by the Fund at times which otherwise would be considered disadvantageous so that the Fund would receive lower proceeds from such sales than it might otherwise have expected to realize. Investment in securities which are "restricted" in the hands of the Fund (see the discussion below under the caption "Investment
Restrictions") could involve added expense to the Fund should the Fund be required to bear registration costs and could involve delays in disposing of such securities. Such delays could have an adverse effect upon the price and timing of sales of such securities and the liquidity of the Fund with respect to redemptions.

Debt Securities and Money Market Instruments. The Fund may purchase or sell debt securities (including U.S. corporate bonds and notes, and obligations issued or guaranteed by the U.S. or foreign governments or their agencies or instrumentalities) and money market instruments (including short-term debt obligations payable in U.S. dollars issued by certain banks, savings and loan associations and corporations) without regard to the length of time the security has been held to take advantage of short-term differentials in yields. General changes in prevailing interest rates will affect the value of the debt securities and money market instruments held by the Fund, the value of which will vary inversely to the changes in such rates. For example, if interest rates rise after a security is purchased, the value of the security would decline.


Ratings as Investment Criteria. In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the ratings of Moody's and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund

Investments in Foreign Securities. The Fund may invest in the securities of foreign issuers, including securities in the form of sponsored or unsponsored American Depository Receipts (ADRs), European Depository Receipts (i) or other securities convertible into securities of foreign issuers. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Issuers of unsponsored ADRs are not contractually obligated to disclose material information, including financial information, in the United States. Generally, ADRs are designed for use in the United States securities markets and EDRs are designed for use in European securities markets.

If securities traded in markets moving in different directions are combined into a single portfolio, such as that of the Fund, total portfolio volatility may be reduced. Since the Fund may invest in securities denominated in currencies other than U.S. dollars, changes in foreign currency exchange rates may affect the value of its portfolio securities. Exchange rates may not move in the same direction as the securities markets in a particular country. As a result, market gains may be offset by unfavorable exchange rate fluctuations.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Foreign Currency Transactions. The Fund's foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Fund may also enter into forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions deemed appropriate by the Adviser and Subadviser.

If the Fund purchases a forward contract or sells a forward contract for non-hedging purposes, its custodian will segregate cash or liquid securities, of any type or maturity, in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund's commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income and lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not enter into reverse repurchase agreements and other borrowings except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on section 4(2) of the 1933 act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 10% of its total assets in restricted securities (excluding securities eligible for resale pursuant to Rule 144A under the 1933 Act) or more than 15% of its total assets in restricted securities including those eligible for resale pursuant to Rule 144A. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determines, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities, Securities Indices and Currency. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.


All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account with a value at least equal to the Fund's obligation under the option,
(ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.


The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price subject to the Fund's Investment Restriction. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Short Sales. The Fund may engage in short sales in order to profit from an anticipated decline in the value of a security. The Fund may also engage in short sales to attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities which the Adviser believes possess volatility characteristics similar to those being hedged. To effect such a transaction, the Fund must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium. The Fund may only make short sales "against the box," meaning that the Fund, by virtue of its ownership of other securities, has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions.

The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, the Fund will incur a loss as a result of the short sale if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest or dividends the Fund may be required to pay in connection with a short sale. The successful use of short selling as a hedging device may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Under applicable guidelines of the staff of the SEC, if the Fund engages in short sales, it must put in a segregated account (not with the broker) an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
(b) any cash or U.S. Government Securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short.

Short selling may produce higher than normal portfolio turnover which may result in increased transaction costs to the Fund and may result in gains from the sale of securities deemed to have been held for less than three months, which gains must be less than 30% of the Fund's gross income for a taxable year in order for the Fund to qualify as a regulated investment company under the Code for that year.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid, securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly higher brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectuses and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of Fund's outstanding shares are present in person or by proxy at the meeting or
(2) more than 50% of the Fund's outstanding shares.

         The Fund may not:

         (1) Issue senior securities, except as permitted by paragraphs (2), (6) and (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, and forward foreign exchange contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policy, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph (3) below, are not deemed to be senior securities.

         (2) Borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

         (3) Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Fund's total assets taken at market value.

         (4) Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

         (5) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies that invest in real estate or interests therein.

         (6) Make loans, except that the Fund may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider repurchase agreements, the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

         (7) Invest in commodities or in commodity contracts or in puts, calls, or combinations of both, except options on securities and securities indices, futures contracts on securities and securities indices and options on such futures, forward foreign exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

         (8) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of each investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies or instrumentalities.

         (9) Purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if

                  (i) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer, or

                  (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

In connection with the lending of portfolio securities under item (6) above, such loans must at all times be fully collateralized and the Fund's custodian must take possession of the collateral either physically or in book entry form. Securities used as collateral must be marked to market daily.

Non-Fundamental Investment Restrictions. The following restrictions are designated as nonfundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

         (a) Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

         (b) Purchase securities on margin or make short sales, except in connection with arbitrage transactions, or unless by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and in connection with transactions involving forward foreign currency exchange contracts.

         (c) Purchase a security if, as a result, (i) more than 10% of the Fund's assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund, or (iii) more than 5% of the Fund's assets would be invested in any one such investment company.


         (d) Invest for the purpose of exercising control over or management of any company.

         (e) Invest more than (1) 10% of its total assets in securities which are restricted under the Securities Act of 1933 (the "1933 Act") (excluding securities eligible for resale pursuant to Rule 144A under the 1933 Act) or (2) 15% of its total assets in such restricted securities (including securities eligible for resale pursuant to Rule
         144A).

         (f) Invest more than 15% of its net assets in illiquid securities.

         (g) Notwithstanding any investment restriction to the contrary, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds provided that, as a result, (i) no more than 10% of the Fund's assets would be invested in securities of all other investment companies, (ii) such purchase would not result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund and (iii) no more than 5% of the Fund's assets would be invested in any one such investment company.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values or the total costs of the Fund's assets will not be considered a violation of the restriction.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers and Directors of the Adviser or officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Edward J. Boudreau, Jr. *                Trustee, Chairman and Chief            Chairman, Director and Chief
101 Huntington Avenue                    Executive Officer (1, 2)               Executive Officer, the Adviser;
Boston, MA  02199                                                               Chairman, Director and Chief
October 1944                                                                    Executive Officer, The Berkeley
                                                                                Financial Group, Inc. ("The
                                                                                Berkeley Group"); Chairman and
                                                                                Director, NM Capital Management,
                                                                                Inc. ("NM Capital"), John Hancock
                                                                                Advisers International Limited
                                                                                ("Advisers International") and
                                                                                Sovereign Asset Management
                                                                                Corporation ("SAMCorp"); Chairman,
                                                                                Chief Executive Officer and
                                                                                President, John Hancock Funds, Inc.
                                                                                ("John Hancock Funds"); Chairman,
                                                                                First Signature Bank and Trust
                                                                                Company; Director, John Hancock
                                                                                Insurance Agency, Inc. ("Insurance
                                                                                Agency, Inc."), John Hancock
                                                                                Advisers International (Ireland)
                                                                                Limited ("International Ireland"),
                                                                                John Hancock Capital Corporation
                                                                                and New England/Canada Business
                                                                                Council; Member, Investment Company
                                                                                Institute Board of Governors;
                                                                                Director, Asia Strategic Growth
                                                                                Fund, Inc.; Trustee, Museum of
                                                                                Science; Director, John Hancock
                                                                                Freedom Securities Corporation
                                                                                (until September 1996); Director,
                                                                                John Hancock Signature Services,
                                                                                Inc. ("Signature Services") (until
                                                                                January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Dennis S. Aronowitz                      Trustee                                Professor of Law, Emeritus, Boston
1216 Falls Boulevard                                                            University School of Law (as of
Fort Lauderdale, FL  33327                                                      1996); Director, Brookline Bankcorp.
June 1931

Richard P. Chapman, Jr.                  Trustee (1)                            Director, President and Chief
160 Washington Street                                                           Executive Officer, Brookline
Brookline, MA  02147                                                            Bankcorp. (lending); Director,
February 1935                                                                   Lumber Insurance Companies (fire and
                                                                                casualty insurance); Trustee,
                                                                                Northeastern University (education);
                                                                                Director, Depositors Insurance Fund,
                                                                                Inc. (insurance).

William J. Cosgrove                      Trustee                                Vice President, Senior Banker and
20 Buttonwood Place                                                             Senior Credit Officer, Citibank,
Saddle River, NJ  07458                                                         N.A. (retired September 1991);
January 1933                                                                    Executive Vice President, Citadel
                                                                                Group Representatives, Inc.; EVP
                                                                                Resource Evaluation, Inc.
                                                                                (consulting) (until October 1993);
                                                                                Trustee, the Hudson City Savings
                                                                                Bank (since 1995).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Douglas M. Costle                        Trustee (1)                            Director, Chairman and Distinguished
RR2 Box 480                                                                     Senior Fellow, Institute for
Woodstock, VT  05091                                                            Sustainable Communities, Montpelier,
July 1939                                                                       Vermont (since 1991); Dean, Vermont
                                                                                Law School (until 1991); Director,
                                                                                Air and Water Technologies (until
                                                                                1996) (environmental services and
                                                                                equipment), Niagara Mohawk Power
                                                                                Corp. (electric services); Concept
                                                                                Five Technologies (until 1997);
                                                                                Mitretek Systems (governmental
                                                                                consulting services); Conversion
                                                                                Technologies, Inc.; Living
                                                                                Technologies, Inc.


Leland O. Erdahl                         Trustee                                Director of Uranium Resources
8046 Mackenzie Court                                                            Corporation; Hecla Mining Company,
Las Vegas, NV  89129                                                            Canyon Resources Corporation and
December 1928                                                                   Original Sixteen to One Mine, Inc.
                                                                                (1984-1987 and 1991-1998)
                                                                                (management consultant).

Richard A. Farrell                       Trustee                                Richard A. Farrell
The Venture Capital Fund of New England                                         The Venture Capital Fund of New
160 Federal Street                                                              England
23rd Floor                                                                      160 Federal Street
Boston, MA  02110                                                               23rd Floor
November 1932                                                                   Boston, MA  02110
                                                                                November 1932
-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Gail D. Fosler                            Trustee                               Senior Vice President and Chief
3054 So. Abingdon Street                                                        Economist, The Conference Board
Arlington, VA  22206                                                            (non-profit economic and business
December 1947                                                                   research); Director, Unisys Corp.;
                                                                                and H.B. Fuller Company.  Director,
                                                                                National Bureau of Economic
                                                                                Research (academic).

William F. Glavin                         Trustee                               President  Emeritus,  Babson College
120 Paget Court - John's  Island                                                (as  of  1997);  Vice  Chairman,  Xerox
Vero  Beach,  FL  32963                                                         Corporation (until June 1989);
March 1932                                                                      Director, Caldor Inc., Reebok, Inc.
                                                                                (since 1994) and Inco Ltd.

Anne C. Hodsdon *                         Trustee and President (1,2)           President, Chief Operating Officer
101 Huntington Avenue                                                           and Director, the Adviser, The
Boston, MA  02199                                                               Berkeley Group; Director, John
April 1953                                                                      Hancock Funds, Advisers
                                                                                International, Insurance Agency,
                                                                                Inc. and International Ireland;
                                                                                President and Director, SAMCorp.
                                                                                and NM Capital; Executive Vice
                                                                                President, the Adviser (until
                                                                                December 1994); Director, Signature
                                                                                Services (until January 1997).

Dr. John A. Moore                         Trustee                               President and Chief Executive
Institute for Evaluating Health Risks                                           Officer, Institute for Evaluating
1629 K Street NW                                                                Health Risks, (nonprofit
Suite 402                                                                       institution) (since September 1989).
Washington, DC  20006-1602
February 1939
-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
Patti McGill Peterson                    Trustee                                Executive Director, Council for
CIES                                                                            International Exchange of Scholars
3007 Tilden Street, N.W.                                                        (since January 1998), Vice
Washington, D.C.  20008                                                         President, Institute of
May 1943                                                                        International Education (since
                                                                                January 1998); Cornell Institute of
                                                                                Public Affairs, Cornell University
                                                                                (until December 1997); President
                                                                                Emerita of Wells College and St.
                                                                                Lawrence University; Director,
                                                                                Niagara Mohawk Power Corporation
                                                                                (electric utility).


John W. Pratt                            Trustee                                Professor of Business Administration
2 Gray Gardens East                                                             Emeritus, Harvard University
Cambridge, MA  02138                                                            Graduate School of Business
September 1931                                                                  Administration (as of June 1998).

Richard S. Scipione *                    Trustee (1)                            General Counsel, John Hancock Life
John Hancock Place                                                              Company; Director, the Adviser,
P.O. Box 111                                                                    Advisers International, John Hancock
Boston, MA  02117                                                               Funds, John Hancock Distributors,
August 1937                                                                     Inc., Insurance Agency, Inc., John
                                                                                Hancock Subsidiaries, Inc., SAMCorp.
                                                                                and NM Capital; Director, The
                                                                                Berkeley Group; Director, JH
                                                                                Networking Insurance Agency, Inc.;
                                                                                Director, Signature Services (until
                                                                                January 1997).

Osbert M. Hood                           Senior Vice President and Chief        Senior Vice President and Chief
101 Huntington Avenue                    Financial Officer                      Financial Officer, the Adviser, the
Boston, MA  02199                                                               Berkeley Group and John Hancock
August 1952                                                                     Funds, Inc.; Vice President and
                                                                                Chief Financial Officer, John
                                                                                Hancock Mutual Life Insurance
                                                                                Company Retail Sector (until 1997).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------
John A. Morin                            Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                           Adviser, The Berkeley Group,
Boston, MA  02199                                                               Signature Services and John Hancock
July 1950                                                                       Funds; Secretary, NM Capital and
                                                                                SAMCorp.; Clerk, Insurance Agency,
                                                                                Inc.; Counsel, John Hancock Mutual
                                                                                Life Insurance Company (until
                                                                                February 1996), and Vice President
                                                                                of John Hancock Distributors, Inc.
                                                                                (until April 1994).


Susan S. Newton                          Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                           Hancock Funds, Signature Services
Boston, MA  02199                                                               and The Berkeley Group, NM Capital;
March 1950                                                                      Vice President, John Hancock
                                                                                Distributors, Inc. (until April
                                                                                1994).

James J. Stokowski                       Vice President, Treasurer and Chief    Vice President, the Adviser.
101 Huntington Avenue                    Accounting Officer.
Boston, MA  02199
November 1946

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Boudreau and Scipione and Ms. Hodsdon, and each of the officers of the Fund are interested persons of the Adviser, are compensated by the Adviser and receive no compensation from the Fund for their services.



                                                     Total Compensation From All
                            Aggregate Compensation   Funds in John Hancock Fund
Independent Trustees        From the Fund (1)        Complex to Trustees(2)
--------------------        -----------------        ----------------------

Dennis S. Aronowitz
Richard P. Chapman, Jr.+
William J. Cosgrove+
Douglas M. Costle
Leland O. Erdahl
Richard A. Farrell
Gail D. Fosler
William F. Glavin+
John A. Moore+
Patti McGill Peterson
John W. Pratt
Edward J. Spellman
Total

(1) Compensation is for fiscal year ended October 31, 1998.

(2) The total compensation paid by the John Hancock Fund Complex to the Independent Trustees is as of the calendar year ended December 31, 1998. As of that date, there were sixty seven funds in the John Hancock Complex, with each of these Independent Trustees serving on thirty-two funds.

+As of December 31, 1998, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock fund complex for Mr. Chapman was $, for Mr. Cosgrove was $, for Mr. Glavin was $, and for Mr. Moore was $ under the John Hancock Deferred Compensation Plan for Independent Trustees.

All of the officers listed are officers or employees of the Adviser or the Affiliated Companies. Some of the Trustees and officers may also be officers and/or directors and/or trustees of one or more other funds for which the Adviser serves as investment adviser.

As of November 30, 1998, the officers and Trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund. As of that date, the following shareholders beneficially owned 5% or more of the outstanding shares of the Fund listed below:

                                                               Percentage of
                                                               Total Outstanding
Name and Address                                               Shares of the
of Shareholder                                Class of Shares  Class of the Fund
--------------                                ---------------  -----------------

MLPF&S For The Sole Benefit Of Its Customers         A             7.66%
Attn: Fund Administration
4800 Deerlake Drive East
Jacksonville FL 32246-5484

MLPF&S For The Sole Benefit Of Its Customers         B             19.07%
Attn: Fund Administration
4800 Deerlake Drive East
Jacksonville FL 32246-5484

Northern Trust Company as Trustee                    Y             63.23%
FBO: 22-LG & E
P.O. Box 92956
Chicago, IL  60675-2956

Sargent & Bundy Savings Iv Plan                      Y             10.13%
Citibank FSB C/O Wendy Olden
500 West Madison St
4 Fl, Zone 6
Chicago, IL 60661-2511


INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $30 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds which have a combined total of over 1,400,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Pool's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.


The Adviser had entered into a Subadvisory Agreement with DiCarlo, Forbes and St. Pierre of DFS Advisors, LLC, 75 State Street, Suite 2530, Boston, Massachusetts 02109. Under the Subadvisory Agreement, the Subadviser provided the Fund with advice and recommendations regarding the Fund's investments. Under the Sub-Advisory Agreement, the Adviser paid the Subadviser a fee at the annual rate of 0.25% of the average daily net assets of the Fund. The Subadvisory Agreement has been terminated effective August 30, 1998.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expense of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.


As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

Net Asset Value                                     Annual Rate
---------------                                     -----------

First $250,000,000                                     0.85%
Amount Over $250,000,000                               0.80%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of its average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.


For the years ended October 31, 1996, 1997 and 1998, the Adviser received a fee
of $12,884,307, $15,145,304 and $        , respectively.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other funds or clients to which the Adviser renders investment advice, arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to its Advisory Agreement, the Adviser is liable to the Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which such Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under such Agreements.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent permitted by law) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement and the Distribution Agreement was approved by all Trustees. The Advisory Agreement and Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Each agreement may be terminated on 60 days written notice by any party or by vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended October 31, 1998,1997 and 1996,
the Fund paid the Adviser $       , $345,059 and $264,274,  respectively, for
services under this Agreement.

In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. In the case of the Adviser, some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") that have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of fund shares, John Hancock Funds and Selling Brokers receive compensation at the time of sale from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B and Class C shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

Total  underwriting  commissions  for sales of the Fund's Class A shares for the
fiscal  periods  ended October 31, 1998,  1997 and 1996 were $     , $3,592,665
and $10,815,398,  respectively, and $   , $560,137 and $1,662,406, respectively,
were retained by John Hancock Funds in 1998, 1997 and 1996, respectively. The remainder of the underwriting commissions were reallowed to Selling Brokers.

The Fund's Trustees adopted Distribution Plans with respect to Class A and Class B shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A and 1.00% for Class B and Class C shares, of the Fund's average daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for their distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments or expenses they incur under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plan will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B or Class C Plans as a liability of the Fund because the Trustees may terminate the Class B or Class C Plans at any time. For the fiscal year ended
October 31, 1998, an aggregate of $      of distribution expenses or % of the
average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. Class C shares did not commence operations until March 1, 1999; therefore, there are no unreimbursed expenses to report.


The Plans were approved by a majority of the voting securities of the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each Plan provides that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A and Class B shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.

During the fiscal year ended October 31, 1998, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services of the Fund. Class C shares did not commence operations until March 1, 1999; therefore, there are no expenses to report.


                                                   Expense Items
                                                   -------------


                                          Printing and                                               Interest
                                          Mailing of                               Expenses of       Carrying or
                                          Prospectus to      Compensation          John              Other
                                          New                to Selling            Hancock           Finance
                         Advertising      Shareholders       Brokers               Funds             Charges
                         -----------      ------------       -------               -----             -------
Class A shares

Class B shares


Class Y shares of the Fund are not subject to any Distribution Plan. Expenses associated with the obligation of John Hancock Funds to use its best efforts to sell Class Y shares will be paid by the Adviser or by John Hancock Funds and will not be paid from the fees paid under Class A or Class B Plans.

SALES COMPENSATION

As part of their business strategies, each of the John Hancock funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets. The sales charges and 12b-1 fees paid by investors are detailed in the prospectus and under the
"Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Whenever you make an investment in the Fund, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.



                                                       Maximum
                                Sales charge           Reallowance              First year               Maximum
                                paid by investors      or commission            service fee              total compensation (1)
Class A investments             (% of offering price)  (% of offering price)    (% of net investment)    (% of offering price)
-------------------             ---------------------  ---------------------    ---------------------    ---------------------
Up to $49,999                   5.00%                  4.01%                    0.25%                    4.25%
$50,000 - $99,999               4.50%                  3.51%                    0.25%                    3.75%
$100,000 - $249,999             3.50%                  2.61%                    0.25%                    2.85%
$250,000 - $499,999             2.50%                  1.86%                    0.25%                    1.60%

Regular investments of
$1 million or more

First $1M - $4,999,999          --                     0.75%                    0.25%                    1.00%
Next $1 - $5M above that        --                     0.25%                    0.25%                    0.50%
Next $1 or more above that      --                     0.00%                    0.25%                    0.25%

                                                       Maximum
                                                       Reallowance              First year               Maximum
                                                       or commission            service fee              total compensation
Class B investments                                    (% of offering price)    (% of net investment)    (% of offering price)
-------------------                                    ---------------------    ---------------------    ---------------------

All amounts                                            3.75%                    0.25%                    4.00%

Class C investments                                    (% of offering price)    (% of net investment)    (% of offering price)
-------------------                                    ---------------------    ---------------------    ---------------------

All amounts                                            0.75%                    0.25%                    1.00%

(1) Reallowance/commission   percentages   and  service  fee   percentages   are
    calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.


NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net asset by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then they will only be issued for full shares. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Class A and Class B Prospectus. Methods of obtaining reduced sales charges referred to generally in the Class A and Class B Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund owned by the investor or, if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.


Without Sales Charge. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family
         (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew, grandparents and same sex domestic partner) of any of the foregoing, or any fund, pension, profit sharing or other benefit plan of the individuals described above.


o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merril Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

o Retirement plans investing through the PruArray Program sponsored by Prudential Securities.


o Pension plans transferring assets from a John Hancock variable annuity contract to the Fund pursuant to an exemptive application approved by the Securities and Exchange Commission.


o Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these investors may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

         Amount Invested                             CDSC Rate
         ---------------                             ---------

         $1 to $4,999,999                              1.00%
         Next $5 million to $9,999,999                 0.50%
         Amounts to $10 million and over               0.25%

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount being invested but also the investor's purchase price or current value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. Retirement plan investors may include the value of Class B shares if Class B shares held are greater than $1 million. Retirement plans must notify Signature Services to utilize.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.


Letter of Intention. Reduced sales charges are also applicable to investments pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth and Education IRAs, SEP, SARSEP, 401(k), 403(b) (including
TSAs),  SIMPLE IRA, SIMPLE 401(k),  Money Purchase  Pension,  Profit Sharing and
Section 457 plans. Non-qualified and qualified retirement plan investments cannot be combined to satisfy an LOI of 48 months. Such an investment (including accumulations and combinations but not including reinvested dividends) must aggregate $50,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.


The LOI authorizes Signature Services to hold in escrow a number of Class A shares (approximately 5% of the aggregate) sufficient to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his or her attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

Because Class Y shares are sold at net asset value without the imposition of any sales charge, none of the privileges described under these captions is available to Class Y investors, with the following exception:

Combination Privilege. As is explained in the Prospectus for Class Y shares, a Class Y investor may qualify for the minimum $1,000,000 investment (or such other amount as may be determined by the Fund's officers) if the aggregate amount of his or her current and prior investments in Class Y shares of the Fund and Class Y shares of any other John Hancock fund exceeds $1,000,000.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.


Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively will be subject to a CDSC at the rates set forth in the Class A and Class B Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.


Class B shares are not available to full-service retirement plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.


The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining this number of years from the time of any payment for the purchase of both Class b and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.


When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

    oProceeds of 50 shares redeemed at $12 per shares (50 x 12)         $600.00
    o*Minus Appreciation ($12 - $10) x 100 shares                       (200.00)
    o Minus proceeds of 10 shares not subject to
      CDSC (dividend reinvestment)                                      (120.00)
                                                                        -------
    o Amount subject to CDSC                                            $280.00

    * The appreciation is based on all 100 shares in the lot not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to CDSC, unless indicated otherwise, in the circumstances defined below:


For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" in the Prospectus.

* Redemptions where the proceeds are used to purchase a John Hancock Declaration Variable annuity.


* Redemptions of Class B shares made under a periodic withdrawal plan, or redemptions for fees charged by planners, advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)


* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

* Redemptions of Class A shares by retirement plans that invested through the PruArray Program sponsored by Prudential Securities.


For Retirement Accounts (such as traditional, Roth and Education IRAs, SIMPLE IRA, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.


* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code.

*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) of the Code (such as 401(k), Money Purchase Pension Plan, Profit-Sharing Plan).

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for reference.


CDSC Waiver Matrix for Class B and Class C

----------------------- ------------------- ----------------- ----------------- ---------------- ----------------
Type of                 401(a) Plan         403(b)            457               IRA, IRA         Non-
Distribution            (401(k), MPP, PSP)                                      Rollover         Retirement
----------------------- ------------------- ----------------- ----------------- ---------------- ----------------
Death or                Waived              Waived            Waived            Waived           Waived
Disability
----------------------- ------------------- ----------------- ----------------- ---------------- ----------------
Over 70 1/2             Waived              Waived            Waived            Waived for       12% of
                                                                                mandatory        account
                                                                                distributions    value
                                                                                or 12% of acct   annually in
                                                                                value annually   periodic
                                                                                in periodic      payments
                                                                                payments
----------------------- ------------------- ----------------- ----------------- ---------------- ----------------
Between 59 1/2          Waived              Waived            Waived            Waived for       12% of
and 70 1/2                                                                      Expectancy or    account
                                                                                12% of acct      value
                                                                                value annually   annually in
                                                                                in periodic      periodic
                                                                                payments         payments
----------------------- ------------------- ----------------- ----------------- ---------------- ----------------
Under 59 1/2            Waived for          Waived for        Waived for        Waived for       12% of
(Class B only)          annuity             annuity           annuity           annuity          account
                        payments (72t)      payments (72t)    payments (72t)    payments (72t)   value
                        or 12% of acct      or 12% of acct    or 12% of acct    or 12% of acct   annually in
                        value annually      value annually    value annually    value annually   periodic
                        in periodic         in periodic       in periodic       in periodic      payments
                        payments.           payments.         payments.         payments.
----------------------- ------------------- ----------------- ----------------- ---------------- ----------------
Loans                   Waived              Waived            N/A               N/A              N/A
----------------------- ------------------- ----------------- ----------------- ---------------- ----------------
Termination of          Not Waived          Not Waived        Not Waived        Not Waived       N/A
Plan
----------------------- ------------------- ----------------- ----------------- ---------------- ----------------
Hardships               Waived              Waived            Waived            N/A              N/A
----------------------- ------------------- ----------------- ----------------- ---------------- ----------------
Return of               Waived              Waived            Waived            Waived           N/A
Excess
----------------------- ------------------- ----------------- ----------------- ---------------- ----------------


If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.

Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock Short-Term Strategic Income Fund and John Hancock Intermediate Maturity Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 (except John Hancock Short-Term Strategic Income Fund) for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".


Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the processing date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of the CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

DESCRIPTION OF THE FUND'S SHARES


The Trustees of the Fund are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have not authorized any additional series other than the Fund, although they may do so in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any new series of the Fund, into one or more classes. The Trustees have also authorized the issuance of four classes of shares of the Fund, designated as Class A, Class B, Class C and Class Y.


The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Class Y shares of the Fund are offered only to certain institutional investors as described in the Fund's Prospectuses. Some individual investors who are currently eligible to purchase Class A and Class B shares may also be participants in "participant-directed plans" (as defined in the Prospectuses) that are eligible to purchase Class Y shares. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.


Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class shares will be borne exclusively by that class; (ii) Class B shares will pay higher distribution and service fees than Class A shares and (iii) each of class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.


In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable by the Fund, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Fund's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Fund. Shareholders may, under certain circumstances, communicate with other shareholders in connection with a request for a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Fund. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations and affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. Furthermore, no Fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.


The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. exempt with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A Foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.


TAX STATUS

The Fund has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the current investment strategy of the Adviser and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities and/or engage in options, futures, forward transactions or derivatives that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a portion of the purchase price.


Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing Class A shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent Class A shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the Class A shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and
(c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. The Fund has $12,225,234 of capital loss carryforward available to the extent provided by regulations to offset future net realized capital gains. The carryforward expires October 31, 2004.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

For purposes of the dividends-received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to Fund shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise-deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares and, to the extent such basis would be reduced below zero, that current recognition of income would be required.

If the Fund invests in stock (including an option to acquire stock as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies or make an available election to minimize its tax liability or maximize its return from these investments.

Foreign  exchange  gains and  losses  realized  by the Fund in  connection  with certain  transactions  involving foreign  currency-denominated  debt securities, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly-related to the Fund's investment in stock or securities, including speculative currency positions could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into options and futures, foreign currency positions and foreign currency forward contracts.

Certain options, futures and forward foreign currency contracts undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of foreign currency contracts, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option, short sale or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options, futures or forward contracts, and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. The Fund will take into account the special tax rules applicable to options, futures or forward contracts, including consideration of available elections, in order to seek to minimize any potential adverse tax consequences.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Some tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits or deductions with respect to foreign income taxes or certain other foreign taxes ("qualified foreign taxes"), paid by the Fund subject to certain provisions and limitations contained in the Code, if the Fund so elects. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Fund even though not actually received by them, and (ii) treat such respective pro rata portions as qualified foreign taxes paid by them.

If the Fund makes this election, shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. Federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any) that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country. If the Fund does not satisfy the 50% requirement described above or otherwise does not make the election, the Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders, and shareholders will not include these foreign taxes in their income, nor will they be entitled to any tax deductions or credits with respect to such taxes.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures, forwards, short sales or other transactions may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow the cash to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although it may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Non-U.S. investors not engaged in a U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an affective IRS Form W-8 or authorized substitute for Form W-8 is on file, 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay Massachusetts income tax.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of, and receipt of distribution from, shares of the Fund in their particular circumstances.

CALCULATION OF PERFORMANCE


The average annual total return on Class A shares of the Fund for the 1 year, 5 year and 10 year periods ended October 31, 1998 was %, %, and %, respectively.

The average annual total return on Class B shares of the Fund for the 1 year ended October 31, 1998 and since inception on March 1, 1993 was % and %, respectively. The average annual total return on Class Y shares of the Fund for the 1 year and since inception on September 1, 1993 was % and %, respectively.

Class C shares commenced operations on March 1, 1999; therefore, there is not average total return to report.


The Fund's total return is computed by finding the average annual compounded rate of return over the 1 year, 5 year and 10 year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                n ________
                           T = \ / ERV / P - 1

Where:

P =          a hypothetical initial investment of $1,000.
T =          average annual total return.
n =          number of years.
ERV =        ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1 year, 5 year and 10 year periods.


Because each class has its own sales charge and fee structures, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.


The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge) on the last day of the period, according to the following standard formula:




                       Yield = 2 ( [ ( a - b ) + 1 ] - 1 )
                                       -----
                                        cd
Where:

       a =    dividends and interest earned during the period.
       b =    net expenses accrued during the period.
       c =    the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
       d =    the maximum offering price per share on the last day of the period
(NAV where applicable).

From time to time, in reports and promotional literature, the Fund's total return will be ranked or compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper -Mutual Performance Analysis," a monthly publication which tracks net assets, total return, and yield on equity mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in national financial publications such as Money Magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc. Morningstar, Barron's, and Stanger's may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risks of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities of the Fund and the allocation of brokerage commission are made by officers of the Fund pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and officers and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of the officers of the Fund, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer, and transactions with dealers serving as market maker reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

In the U.S. and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitments to allocate portfolio transactions upon any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees. For the years ended on October 31, 1998, 1997 and 1996 the Fund paid negotiated brokerage commissions of $ , $1,279,921 and $1,298,680, respectively.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. During the fiscal year ended October 31, 1998, the Fund paid $879,929 in commissions to compensate brokers for research services such as industry and company reviews and evaluations of the securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc. broker-dealers ("Distributor s" or "Affiliated Broker"). Pursuant to procedures established by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Broker. During the year ended October 31, 1998, 1997 and 1996, the Fund did not execute any portfolio transactions with Affiliated Broker.


Distributors may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly-owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee of $19.00 for each Class A shareholder account, $21.50 for each Class B shareholder account and 0.10% of the average daily net assets attributable to the Class Y shares. The Fund also pay certain out-of-pocket expenses and these expenses are aggregated and charged to the Fund and allocated to each class on the basis of their relative net asset value

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. Under the custodian agreement, Investors Bank & Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

The independent auditors of the Fund are __________________, 200 Clarendon Street, Boston, Massachusetts 02116. _________________ audits and renders an opinion on the Fund's annual financial statements and prepares the Fund's annual Federal income tax return.

                                   APPENDIX A


MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., short sales, financial futures and options; securities and index options, currency contracts).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., borrowing; reverse repurchase agreements, repurchase agreements, securities lending, non-investment-grade securities, financial futures and options; securities and index options).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. (e.g., foreign equities, financial futures and options; securities and index options, currency contracts).

Information risk The risk that key information about a security or market is inaccurate or unavailable. (e.g., non-investment-grade securities, foreign equities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g., non-investment-grade securities, financial futures and options; securities and index options).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g., borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g., non-investment-grand securities, short sales, restricted and illiquid securities, financial futures and options securities and index options; currency contracts).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g., short sales, short-term trading, when-issued securities and forward commitments, non-investment-grade securities, foreign equities, financial futures and options; securities and index options restricted and illiquid securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events. (e.g., foreign equities).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g., short sales, when-issued securities and forward commitments; financial futures and options; securities and index options, currency contracts).

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.(e.g., foreign equities).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade securities, restricted and illiquid securities).

                                   APPENDIX B

RATINGS

Bonds.

Standard & Poor's Bond Ratings

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal, and differs from the highest rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

To provide more detailed indications of credit quality, the ratings AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A provisional rating, indicated by "p" following a rating, is sometimes used by Standard & Poor's. It assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

Moody's Bond Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Generally speaking, the safety of obligations of this class is so absolute that with the occasional exception of oversupply in a few specific instances, characteristically, their market value is affected solely by money market fluctuations.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. The market value of Aa bonds is virtually immune to all but money market influences, with the occasional exception of oversupply in a few specific instances.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Rating symbols may include numerical modifiers 1, 2 or 3. The numerical modifier 1 indicates that the security ranks at the high end, 2 in the mid-range, and 3 nearer the low end, of the generic category. These modifiers of rating symbols Aa, A and Baa are to give investors a more precise indication of relative debt quality in each of the historically defined categories.

Conditional ratings, indicated by "Con", are sometimes given when the security for the bond depends upon the completion of some act or the fulfillment of some condition. Such bonds, are given a conditional rating that denotes their probably credit statute upon completion of that act or fulfillment of that condition.

Rating symbols may include numerical modifiers 1, 2 or 3. The numerical modifier 1 indicates that the security ranks at the high end, 2 in the mid-range, and 3 nearer the low end, of the generic category. These modifiers are to give investors a more precise indication of relative debt quality in each of the historically defined categories.

Commercial Paper.

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The two highest categories are as follows:

A-Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

A-1This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus(+) sign designation.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

Moody's Commercial Paper Ratings

Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                              FINANCIAL STATEMENTS

                       JOHN HANCOCK SPECIAL EQUITIES FUND

                                     PART C.


OTHER INFORMATION

Item. 23.   Exhibits:

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24.   Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with Registrant.

Item. 25.  Indemnification.

Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article VII of the Registrant's By Laws included as Exhibit 2 herein.

Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

Section 9(a) of the By-Laws of John Hancock Mutual Life Insurance Company ("the Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

Article IX of the respective By-Laws of John Hancock Funds and John Hancock Advisers, Inc. ("the Adviser") provide as follows:

"Section 9.01. Indemnity. Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a director, officer, employee or agent of the Corporation or is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by the law."

           "Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person."

              Insofar as indemnification for liabilities under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Declaration of Trust and By-Laws of John Hancock Funds, the Adviser, or the Insurance Company or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Advisers.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Form ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 27.  Principal Underwriters.

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Special Equities Fund, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II and John Hancock Investment Trust III.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


   Name and Principal                  Positions and Offices                 Positions and Offices
    Business Address                     with Underwriter                       with Registrant
    ----------------                     ----------------                       ---------------
Edward J. Boudreau, Jr.            Director, Chairman, President and      Trustee, Chairman, and Chief
101 Huntington Avenue                   Chief Executive Officer                Executive Officer
Boston, Massachusetts

Anne C. Hodsdon                    Director, Executive Vice President              President
101 Huntington Avenue
Boston, Massachusetts

Robert H. Watts                         Director, Executive Vice                      None
John Hancock Place                   President and Chief Compliance
P.O. Box 111                                    Officer
Boston, Massachusetts

Robert G. Freedman                              Director                    Vice Chairman and Chief
101 Huntington Avenue                                                          Investment Officer
Boston, Massachusetts

Osbert M. Hood                      Senior Vice President and Chief                   None
101 Huntington Avenue                      Financial Officer
Boston, Massachusetts

David A. King                                   Director                              None
380 Stuart Street
Boston, Massachusetts

James B. Little                          Senior Vice President             Senior Vice President and
101 Huntington Avenue                                                       Chief Financial Officer
Boston, Massachusetts

Richard O. Hansen                        Senior Vice President                        None
101 Huntington Avenue
Boston, Massachusetts

John A. Morin                         Vice President and Secretary               Vice President
101 Huntington Avenue
Boston, Massachusetts


   Name and Principal                  Positions and Offices                 Positions and Offices
    Business Address                     with Underwriter                       with Registrant
    ----------------                     ----------------                       ---------------

Susan S. Newton                            Vice President               Vice President and Secretary
101 Huntington Avenue
Boston, Massachusetts

Stephen L. Brown                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney                              Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                            Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione                            Director                            Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

John M. DeCiccio                               Director                            Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts


   Name and Principal                  Positions and Offices                 Positions and Offices
    Business Address                     with Underwriter                       with Registrant
    ----------------                     ----------------                       ---------------
Foster L. Aborn                                Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David D'Alessandro                             Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher                            Director                              None
53 State Street
Boston, Massachusetts

James V. Bowhers                               President                             None
101 Huntington Avenue
Boston, Massachusetts

Anthony P. Petrucci                    Executive Vice President                      None
101 Huntington Avenue
Boston, Massachusetts

Kathleen M. Graveline                    Senior Vice President                       None
P.O. Box 111
Boston, Massachusetts

Charles H. Womack                        Senior Vice President                       None
6501 Americas Parkway
Suite 950
Albuquerque, New Mexico

Keith F. Hartstein                       Senior Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

Peter Mawn                               Senior Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

J. William Bennintende                      Vice President                           None
101 Huntington Avenue
Boston, Massachusetts


   Name and Principal                  Positions and Offices                 Positions and Offices
    Business Address                     with Underwriter                       with Registrant
    ----------------                     ----------------                       ---------------
Karen F. Walsh                              Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Griselda Lyman                              Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Gary Cronin                                 Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Kristine Pancare                            Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

         (c)      None.

Item 28. Location of Accounts and Records.

         The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 29.  Management Services.

                Not applicable.

Item 30.  Undertakings.

                Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 21st day of December, 1998.

                                          JOHN HANCOCK SPECIAL EQUITIES FUND

                                                            *
                                           By:_______________________________
                                           Edward J. Boudreau, Jr.
                                           Chairman and Chief  Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                               Title                                Date
         ---------                               -----                                ----

             *                         Chairman and Chief Executive              December 21, 1998
------------------------------------   Officer (Principal Executive Officer)
Edward J. Boudreau, Jr.

/s/James B. Little                     Senior Vice President and Chief Financial
_______________________                Officer (Principal Financial and Accounting
James B. Little                        Officer)

_________*_____________                Trustee
Dennis S. Aronowitz

_________*_____________                Trustee
Richard P. Chapman, Jr.

_________*_____________                Trustee
William J. Cosgrove

_________*_____________                Trustee
Douglas M. Costle

_________*_____________                Trustee
Leland O. Erdahl

_______*_________                      Trustee
Richard A. Farrell

_______*_________                      Trustee
Gail D. Fosler

________*_______________               Trustee
William F. Glavin

________*_______________               Trustee
Anne C. Hodsdon

________*________________              Trustee
John A. Moore

________*________________              Trustee
Patti McGill Peterson

_________*_______________              Trustee
Richard S. Scipione


By:      /s/Susan S. Newton                                    December 21, 1998
         ------------------
         Susan S. Newton,
         Attorney-in-Fact, under
         Powers of Attorney dated
         May 21, 1996 and June 27, 1996.

                       John Hancock Special Equities Fund

                               (File no. 2-92548)

                                INDEX TO EXHIBITS


99.(a) Articles of Incorporation. Amended and Restated Declaration of Trust dated February 28, 1992.*

99.(a).1 Instrument Amending Number of Trustees and Appointing Individual to fill a vacancy dated March 5, 1996***

99.(a).2 Instrument Increasing Number of Appointing Individuals to fill vacancy dated May 21, 1996***

99.(a).3 Instrument  Amending manner of acting by written consent dated
         December 3, 1996.***

99.(b)   By-Laws.  Amended and Restated By-Laws dated December 3, 1996.***

99.(c) Instruments Defining Rights of Securities Holders. See exhibits 99.(a) and 99.(b).

99.(d) Investment Advisory Contracts. Investment Advisory Agreement between Registrant and John Hancock Advisers, Inc. dated January 1, 1994.*

99.(e) Underwriting Contracts. Distribution Agreement between John Hancock Funds, Inc. (formerly named John Hancock Broker Distribution Services, Inc. and the Registrant dated August 1, 1991.*

99.(e).1 Amendment to Distribution Agreement between Registrant and John Hancock
         Funds, Inc. dated February 1, 1994.*

99.(e).2 Form of Soliciting Dealer Agreement between John Hancock Funds, Inc.
         and Selected Dealers.+

99.(e).3 Form of Financial Institution Sales and Service Agreement between John
         Hancock Funds, Inc. and the John Hancock funds.*

99.(f)   Bonus or Profit Sharing Contracts.  Not Applicable.

99.(g) Custodian Agreements. Master Custodian Agreement between John Hancock Mutual Funds and Investors Bank and Trust Company dated December 15, 1992.*

99.(h) Other Material Contracts. Amended and Restated Master Transfer Agency and Service Agreement between John Hancock funds and John Hancock Signature Services, Inc. dated June 1, 1998.+

99.(h).1 Accounting and Legal Services Agreement between John Hancock Advisers,
         Inc. and Registrant as of January 1, 1996.**

99.(I)   Legal Opinion.  Not Applicable.

99.(j)   Other Opinions.  Auditor's Consent.

99.(k)   Omitted Financial Statements.  Not Applicable.

99.(l)   Initial Capital Agreements.  Not Applicable.

99.(m) Rule 12b-1 Plans. Class A Distribution Plan between Registrant and John Hancock Funds, Inc. dated January 3, 1994.**

99.(m).1 Class B Distribution Plan between Registrant and John Hancock Funds,
         Inc. dated July 1, 1993.*

Financial Data Schedule. Not applicable

99.(o) Rule 18f-3 Plan. John Hancock Funds Class A, Class B and Class C amended and restated Multiple Class Plan pursuant to Rule 18f-3 for Registrant dated May 1, 1998.+

* Previously filed electronically with Registration Statement and/or post-effective amendment no. 11 file nos. 811-4079 and 2-92548 on February 23, 1995, accession number 0000950156-95-000048.

** Previously filed electronically with Registration Statement and/or post-effective amendment no. 13 file nos. 811-4079 and 2-92548 on April 23, 1996, accession number 000101521-96-000041.

*** Previously filed electronically with Registration Statement and/or post-effective amendment no. 14 file nos. 811-4079 and 2-92548 on February 25, 1997, accession number 000101521-97-000214.

+        Filed herewith